         AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 15, 1997
                                                               FILE NO.: 2-82511
--------------------------------------------------------------------------------
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 22                      /X/

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 19                             /X/
                            ------------------------

                      NORTHBROOK VARIABLE ANNUITY ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                       NORTHBROOK LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                               MICHAEL J. VELOTTA
                 VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       NORTHBROOK LIFE INSURANCE COMPANY
                               3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                 (847) 402-2400
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:

     GREGOR B. MCCURDY, ESQUIRE            CHRISTINE A. EDWARDS, ESQUIRE
      ROUTIER AND JOHNSON, P.C.              DEAN WITTER REYNOLDS INC.
   1700 K STREET, N.W., SUITE 1003            TWO WORLD TRADE CENTER
       WASHINGTON, D.C. 20006                NEW YORK, NEW YORK 10048

                            ------------------------

                        STATEMENT PURSUANT TO RULE 24F-2

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby states that, pursuant to paragraph (b)(1), it filed its Rule 24f-2 Notice for the fiscal year ending December 31, 1996 on February 28, 1997.

                            ------------------------

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
        ___ immediately upon filing pursuant to paragraph (b) of Rule 485
        _X_ on May 1, 1997 pursuant to paragraph (b) of Rule 485
        ___ 60 days after filing pursuant to paragraph (a)(i) of Rule 485
        ___ on (date) pursuant to paragraph (a)(i) of Rule 485

            IF APPROPRIATE, CHECK THE FOLLOWING BOX:
        ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                             CROSS REFERENCE SHEET

Showing Location in Part A (Prospectus) and Part B of Registration Statement of Information Required by Form N-4

      ITEM OF
      FORM N-4                                                                                 PROSPECTUS CAPTION
--------------------                                                             ----------------------------------------------
 1.        Cover Page..........................................................  Cover Page
 2.        Definitions.........................................................  Glossary
 3.        Synopsis............................................................  Introduction: Summary of Separate Account
                                                                                  Expenses
 4.        Condensed Financials................................................  --
           (a)        Chart....................................................  Condensed Financial Statements
           (b)        Performance Data.........................................  Performance Data
           (c)        Location of Others.......................................  Financial Statements
 5.        General.............................................................  --
           (a)        Depositor................................................  Northbrook Life Insurance Company
           (b)        Registrant...............................................  The Variable Account
           (c)        Portfolio Company........................................  Dean Witter Variable Investment Series
           (d)        Fund Prospectus..........................................  Dean Witter Variable Investment Series
           (e)        Voting Rights............................................  Voting Rights
           (f)        Administrators...........................................  Charges & Other Deductions -- Contract
                                                                                  Maintenance Charge
 6.        Deductions & Expenses...............................................  Charges & Other Deductions
           (a)        General..................................................  Charges & Other Deductions
           (b)        Sales Load %.............................................  Surrender Charge
           (c)        Special Purchase Plans...................................  N/A
           (d)        Commissions..............................................  Sales Commission
           (e)        Fund Expenses............................................  Summary of Expenses; Dean Witter Variable
                                                                                  Investment Series Expenses
           (f)        Organizational Expenses..................................  N/A
 7.        Contracts
           (a)        Persons with Rights......................................  The Contracts; Benefits; Income Payments;
                                                                                  Voting Rights; Assignments; Beneficiaries
                                                                                  Contract Owners
           (b)        (i)        Allocation of Purchase Payments...............  Allocation of Purchase Payments
                      (ii)       Transfers.....................................  Transfers
                      (iii)      Exchanges.....................................  N/A
           (c)        Changes..................................................  Modification
           (d)        Inquiries................................................  Customer Inquiries
 8.        Annuity Period......................................................  Income Payments
           (a)        Material Factors.........................................  Amount of Variable Annuity Income Payments
           (b)        Dates....................................................  Income Starting Date
           (c)        Frequency, duration & level..............................  Amount of Variable Annuity Income Payments
           (d)        AIR......................................................  Amount of Variable Annuity Income Payments
           (e)        Minimum..................................................  Amount of Variable Annuity Income Payments
           (f)        -- Change Options........................................  Income Plans
                      -- Transfer..............................................  ------

      ITEM OF
      FORM N-4                                                                                 PROSPECTUS CAPTION
--------------------                                                             ----------------------------------------------
 9.        Death Benefit.......................................................  Benefits Under the Contract
10.        Purchases & Contract Value
           (a)        Purchases................................................  Purchase of the Contract; Crediting of
                                                                                  Purchase Payments
           (b)        Valuation................................................  Value of Variable Account Accumulation Units
           (c)        Daily Calculation........................................  Value of Variable Account Accumulation Units;
                                                                                  Allocation of Purchase Payments
           (d)        Underwriter..............................................  Dean Witter Reynolds Inc.
11.        Redemptions
           (a)        -- By Owners.............................................  Surrender & Withdrawals
           (b)        -- By Annuitant..........................................  Annuity Options
           (c)        Texas ORP................................................  N/A
           (d)        Lapse....................................................  Default
           (e)        Free Look................................................  Introduction
12.        Taxes...............................................................  Federal Tax Matters
13.        Legal Proceedings...................................................  N/A
14.        SAI Contents........................................................  SAI Table of Contents
15.        Cover Page..........................................................  SAI: Cover Page
16.        Table of Contents...................................................  SAI: Table of Contents
17.        General Information & History
           (a)        Depositor's Name.........................................  Northbrook Life Insurance Company
           (b)        Assets of Sub-Account....................................  The Variable Account
           (c)        Control of Depositor.....................................  Northbrook Life Insurance Company
18.        Services
           (a)        Fees & Expenses of Registrant............................  Contract Maintenance Charge
           (b)        Management Contracts.....................................  Contract Maintenance Charge; Sales Commissions
           (c)        Custodian                                                  SAI: Safekeeping of the Variable Account's
                                                                                  Assets
                      Independent Public Accountant............................  SAI: Experts
           (d)        Assets of Registrant.....................................  SAI: Safekeeping of the Variable Account
                                                                                  Assets
           (e)        Affiliated Persons.......................................  N/A
           (f)        Principal Underwriter....................................  Dean Witter Reynolds Inc.
19.        Purchase of Securities Being Offered
           (a)        Offering.................................................  SAI: Purchase of Contracts
           (b)        Sales load...............................................  SAI: Sales Commissions
20.        Underwriters
           (a)        Principal Underwriter....................................  N/A
           (b)        Continuous offering......................................  SAI: Purchase of Contracts
           (c)        Commissions..............................................  SAI: Sales Commissions; Dean Witter Reynolds
                                                                                  Inc.
           (d)        Unaffiliated Underwriters................................  N/A
21.        Calculation of Performance Data.....................................  SAI: Performance Data
22.        Annuity Payments....................................................  SAI; Income Payments

      ITEM OF
      FORM N-4                                                                                 PROSPECTUS CAPTION
--------------------                                                             ----------------------------------------------
23.        Financial Statements
           (a)        Financial Statements of Registrant.......................  SAI; Northbrook Variable Annuity Account
                                                                                  Financial Statements
           (b)        Financial Statements of Depositor........................  SAI; Northbrook Life Insurance Company
                                                                                  Financial Statements
24a.       Financial Statements................................................  Part C.  Financial Statements
24b.       Exhibits............................................................  Part C.  Exhibits
25.        Directors and Officers..............................................  Part C.  Directors & Officers of Depositor
26.        Persons Controlled By or Under Common Control
           with Depositor or Registrant........................................  Part C.  Persons Controlled by or Under Common
                                                                                  Control with Depositor or Registrant
27.        Number of Contract Owners...........................................  Part C.  Number of Contract Owners
28.        Indemnification.....................................................  Part C.  Indemnification
29a.       Relationship of Principal Underwriter to Other
           Investment Companies................................................  Part C.  Relationship of Principal Underwriter
                                                                                  to Other Investment Companies
29b.       Principal Underwriters..............................................  Part C.  Principal Underwriters
29c.       Compensation of Underwriter.........................................  Part C.  Compensation of Dean Witter
30.        Location of Accounts and Records....................................  Part C.  Location of Accounts and Records
31.        Management Services.................................................  Part C.  Management Services
32.        Undertakings........................................................  Part C.  Undertakings

                      NORTHBROOK VARIABLE ANNUITY ACCOUNT

                                       OF

                       NORTHBROOK LIFE INSURANCE COMPANY
                                 P.O. BOX 94040
                         PALATINE, ILLINOIS 60094-4040

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                 DISTRIBUTED BY

                           DEAN WITTER REYNOLDS INC.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048

                              -------------------

This Prospectus describes the Flexible Premium Deferred Variable Annuity Contract ("Contract") offered by Northbrook Life Insurance
Company ("Company"), a wholly owned subsidiary of Allstate Life Insurance Company. Dean Witter Reynolds Inc. ("Dean Witter") is the principal underwriter and distributor of the Contracts.

The Contract has the flexibility to allow you to shape an annuity to fit your particular needs. It is primarily designed to aid you in long-term financial planning and can be used for retirement planning regardless of whether the plan qualifies for special federal income tax treatment.

This Prospectus is a concise statement of the relevant information about the Northbrook Variable Annuity Account ("Variable Account") which you should know before making a decision to purchase the Contract. This Prospectus generally describes only the variable portion of the Contract. For a brief summary of the fixed portion of the Contract, see "The Fixed Account" on page 17.

The  Variable Account invests exclusively in  shares of the Dean Witter Variable
Investment  Series  (the  "Fund"),  a   mutual  fund  managed  by  Dean   Witter
InterCapital Inc., a wholly owned subsidiary of Dean Witter, Discover & Co.


The Company has prepared and filed a Statement of Additional Information dated May 1, 1997 with the U.S. Securities and Exchange Commission. If you wish to receive the Statement of Additional Information, you may obtain a free copy by calling or writing the Company at the address below. For your convenience, an order form for the Statement of Additional Information may be found on page 23 of this Prospectus. Before ordering, you may wish to review the Table of Contents of the Statement of Additional Information on page 22 of this Prospectus. The Statement of Additional Information has been incorporated by reference into this Prospectus.


                       NORTHBROOK LIFE INSURANCE COMPANY
                                 P.O. BOX 94040
                         PALATINE, ILLINOIS 60094-4040
                                 (800) 654-2397

                 THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED
                  OR PRECEDED BY A CURRENT PROSPECTUS FOR THE
                     DEAN WITTER VARIABLE INVESTMENT SERIES

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
           OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

    PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

THE CONTRACTS ARE AVAILABLE IN ALL STATES (EXCEPT NEW YORK), PUERTO RICO AND THE
                             DISTRICT OF COLUMBIA.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                               TABLE OF CONTENTS


Glossary....................................................      3
Introduction................................................      5
Summary of Separate Account Expenses........................      7
Condensed Financial Information.............................      9
Performance Data............................................     10
Financial Statements........................................     10
Northbrook Life Insurance Company and the Variable
 Account....................................................     10
  Northbrook Life Insurance Company.........................     10
  Dean Witter Reynolds Inc..................................     10
  The Variable Account......................................     11
  The Dean Witter Variable Investment Series................     11
The Contracts...............................................     12
  Purchase of the Contracts.................................     12
  Crediting of Purchase Payments............................     12
  Allocation of Purchase Payments...........................     13
  Value of Variable Account Accumulation Units..............     13
  Transfers.................................................     13
  Surrender and Withdrawals.................................     14
  Default...................................................     14
Charges and Other Deductions................................     14
  Deductions from Purchase Payments.........................     14
  Contract Maintenance Charge...............................     14
  Mortality and Expense Risk Charge.........................     15
  Surrender Charge..........................................     15
  Taxes.....................................................     15
  Dean Witter Variable Investment Series Expenses...........     15
Benefits Under the Contract.................................     16
  Death Benefits Prior to the Income Starting Date..........     16
  Death Benefits After the Income Starting Date.............     16
Income Payments.............................................     16
  Income Starting Date......................................     16
  Amount of Variable Annuity Income Payments................     16
  Annuity Options...........................................     17
The Fixed Account...........................................     17
  General Description.......................................     17
  Transfers, Surrenders, and Withdrawals....................     18
General Matters.............................................     18
  Owner.....................................................     18
  Beneficiary...............................................     18
  Delay of Payments.........................................     19
  Assignments...............................................     19
  Modification..............................................     19
  Customer Inquiries........................................     19
Federal Tax Matters.........................................     19
  Introduction..............................................     19
  Taxation of Annuities in General..........................     19
    Tax Deferral............................................     19
    Non-Natural Owners......................................     19
    Diversification Requirements............................     19
    Ownership Treatment.....................................     20
    Delayed Maturity Date...................................     20
    Taxation of Partial and Full Withdrawals................     20
    Taxation of Annuity Payments............................     20
    Taxation of Annuity Death Benefits......................     20
    Penalty Tax on Premature Distributions..................     20
    Aggregation of Annuity Contracts........................     20
  Tax Qualified Contracts...................................     20
    Restrictions Under Section 403(b) Plans.................     21
  Income Tax Withholding....................................     21
Voting Rights...............................................     21
Sales Commission............................................     21
Statement of Additional Information: Table of Contents......     22
Order Form..................................................     23

GLOSSARY
-----------------------------------------------------------

    ACCUMULATION UNIT--An accounting unit used to calculate the Contract Value in the Variable Account prior to the Income Starting Date. Each Sub-Account of the Variable Account has its own distinct Accumulation Unit value.

    AGE--Age on last birthday.

    ANNUITANT--A person whose life determines the duration of annuity payments involving life contingencies. "Annuitant" may include a Joint Annuitant, if named prior to January 19, 1985.

    ANNUITANT'S BENEFICIARY--The person(s) designated in the Contract who will receive the Death Benefit when the Annuitant is not an Owner, the Owner is a natural person, and the Annuitant dies prior to the Income Starting Date. An irrevocable Annuitant's Beneficiary is an Annuitant's Beneficiary whose written consent is required before you may change the Annuitant's Beneficiary, make the Annuitant an Owner, or make an assignment.*

    ANNUITY  UNIT--An  accounting  unit  used  to  calculate  Variable   Annuity
payments. Each Sub-Account has a distinct Annuity Unit value.

    AUTOMATIC ADDITIONS--Additional Purchase Payments of $25 or more which are made automatically from the Owner's bank account or Dean Witter Active Assets-TM- Account.

    AUTOMATIC INCOME--Partial withdrawals of $100 or more may be taken automatically from the Contract Value and sent to the Owner or deposited in the Owner's bank account or Dean Witter Active Assets-TM- Account or sent directly to the Owner.

    BENEFICIARY--The person to whom benefits will be paid upon the earlier of the Owner's or Annuitant's death, including any contingent beneficiary. In the event a Beneficiary is not named, the Company will treat the Contract Owner or the estate of the Contract Owner as the Beneficiary. Under the revised Contract (see footnote below), the Beneficiary may be either the Owner's Beneficiary or the Annuitant's Beneficiary.*

    COMPANY--The issuer of the Contract, Northbrook Life Insurance Company, which is a wholly owned subsidiary of Allstate Life Insurance Company.

    CONTINGENT ANNUITANT--The person who will become the Annuitant, if the Annuitant and Joint Annuitant, if applicable, die prior to the Income Starting Date. A Contingent Annuitant must be named prior to the death of the Annuitant or the Income Starting Date, whichever occurs first.*

    CONTINGENT OWNER--The person who will become Owner of the Contract upon the death(s) of the Owner and any Joint Owner, so long as the Annuitant or Joint Annuitant, if applicable, is still living.*

    CONTRACT--The Flexible Premium Deferred Variable Annuity Contract known as the "Dean Witter Variable Annuity," that is described in this prospectus (in Oregon, Pennsylvania and Texas, the Contract is known as the "Northbrook Variable Annuity").

    CONTRACT ANNIVERSARY--An anniversary of the date that the Contract was issued to the Contract Owner.*

    CONTRACT VALUE--The sum of the value of all Accumulation Units for the Variable Account plus the value in the Fixed Account.

    CONTRACT YEAR--The year commencing on either the Issue Date or a Contract Anniversary.

    DATE OF DEATH--The Date that an Owner and/or Annuitant dies causing a Death Benefit to be due.*

    DEATH BENEFIT--The amount payable to the Beneficiary on the death of the Annuitant (and Joint Annuitant, if named prior to January 19, 1985) so long as no Contingent Annuitant is living, and so long as the death occurs on or before the date the IRS Required Distribution must be made or the Income Starting Date, whichever is earlier.

    DOLLAR COST AVERAGING--A method to transfer $100 or more of the Contract Value in the Money Market Sub-Account automatically to the other Sub-Accounts on a monthly basis.

    DUE PROOF OF DEATH--One of the following

        (a) A copy of a certified death certificate.

        (b) A copy of a certified decree of a court of competent jurisdiction as to the finding of death.

        (c) Any other proof satisfactory to the Company.

    FIXED ACCOUNT--All of the assets of the Company that are not in separate accounts.

    FIXED ANNUITY--An annuity with payments having a guaranteed amount.

    FREE WITHDRAWAL AMOUNT--A portion of the Contract Value which may be withdrawn without incurring a Surrender Charge, i.e., 10% of all Purchase Payments made at least one year before the date of withdrawal.

    FUND--The Dean Witter Variable Investment Series.

    INCOME PAYMENTS--A series of periodic annuity payments made by the Company to the Contract Owner or Beneficiary.

    INCOME STARTING DATE--The date Income Payments are to begin under the Contract.

    INVESTMENT ALTERNATIVE--The Fixed Account and the thirteen Sub-Accounts of the Variable Account constitute the fourteen Investment Alternatives.

    JOINT ANNUITANT--The person, along with the Annuitant, whose life determines the duration of annuity payments under a joint and last survivor annuity. If a Joint Annuitant was named before January 19, 1985, the Joint Annuitant is the person who will become the Annuitant if the Annuitant dies prior to the Income Starting Date.

    NET INVESTMENT FACTOR--The factor for a particular Sub-Account used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period.

    NON-QUALIFIED CONTRACTS--Contracts that do not qualify for special federal income tax treatment.

    OWNER--The person designated as the owner in the Contract or as subsequently changed. If a Contract is jointly owned, rights and privileges under the Contract must be exercised jointly by each Owner. If a Contract has been absolutely assigned, the assignee is the Owner. A collateral assignee is not an Owner.

    OWNER'S BENEFICIARY--The person(s) designated in the Contract who, after the death of all Owners, may elect to receive the Death Benefit or continue the Contract as described in "Benefits Under the Contract" on page 16. An irrevocable Owner's Beneficiary is an Owner's Beneficiary whose consent is required before you may change the Owner's Beneficiary, add an Owner, or make an assignment.*

    PORTFOLIOS--The mutual fund portfolios of The Dean Witter Variable Investment Series (formerly named Dean Witter Variable Annuity Investment
Series). The  Dean  Witter  Variable Investment  Series  has  thirteen  separate
Portfolios: the Money Market Portfolio, the Quality Income Plus Portfolio, the High Yield Portfolio, the Utilities Portfolio, the Income Builder Portfolio, the Dividend Growth Portfolio, the Capital Growth Portfolio, the Global Dividend Growth Portfolio, the European Growth Portfolio, the Pacific Growth Portfolio, the Capital Appreciation Portfolio, the Equity Portfolio and the Strategist Portfolio.

    PURCHASE PAYMENTS--The premiums paid by the Owner to the Company.

    QUALIFIED CONTRACTS--Contracts issued under plans that qualify for special federal income tax treatment.

    REQUIRED MINIMUM DISTRIBUTION--For Qualified Contracts, withdrawals equal to the IRS Required Minimum Distribution may be taken from the Cash Value and sent to the Owner or deposited in the Owner's bank account or Dean Witter Active Assets-TM- Account.

    SUB-ACCOUNT--A sub-division of the Variable Account. Each Sub-Account invests exclusively in shares of a specified Portfolio.

    SURRENDER CHARGE--The charge that may be assessed by the Company on full or partial withdrawals of the Contract Value in excess of the Free Withdrawal Amount.

    VALUATION DATE--Each day that the New York Stock Exchange is open for business, and any other day in which there is sufficient degree of trading in the Variable Account's portfolio securities that the value of Accumulation or Annuity Units might be materially affected by changes in the value of the portfolio securities. The Valuation Date does not include such other Federal and non-Federal holidays as are observed by the New York Stock Exchange.

    VALUATION PERIOD--The period between successive Valuation Dates, commencing at the close of business of each Valuation Date and ending at the close of business of the next succeeding Valuation Date.

    VARIABLE ACCOUNT--Northbrook Variable Annuity Account, a separate investment account established by the Company to receive and invest the Purchase Payments paid under the Contracts.

    VARIABLE ANNUITY--An annuity with payments that have no predetermined or guaranteed dollar amounts. The payments will vary in amounts depending upon the investment experience of one or more of the Portfolios.

*The Company revised the Contract on March 1, 1990. These designations have been modified in the revised Contract for clarification.

INTRODUCTION
-----------------------------------------------------------

1.  WHAT IS THE PURPOSE OF THE CONTRACT?

    The Contract seeks to allow you to accumulate funds and to receive Income Payments which reflect changes in the cost of living before and after retirement. THERE IS NO ASSURANCE THAT THIS GOAL WILL BE ACHIEVED. In attempting to achieve this goal, the Owner can allocate Purchase Payments to one or more of the Variable Account Portfolios.

Because Contract Values and Income Payments depend on the investment experience of the selected Portfolios, the Owner bears the entire investment risk for amounts allocated to the Variable Account. See "Value of Variable Account Accumulation Units," pg. 13 and "Income Payments," pg. 16.

2.  WHAT TYPES OF INVESTMENTS UNDERLIE THE VARIABLE ACCOUNT?


    The Variable Account invests exclusively in shares of the Dean Witter Variable Investment Series (the "Fund"), a mutual fund managed by Dean Witter InterCapital Inc., a wholly owned subsidiary of Dean Witter Reynolds Inc. The Fund has thirteen Portfolios: the Money Market Portfolio, the Quality Income Plus Portfolio, the High Yield Portfolio, the Utilities Portfolio, the Income Builder Portfolio, the Dividend Growth Portfolio, the Capital Growth Portfolio, the Global Dividend Growth Portfolio, the European Growth Portfolio, the Pacific Growth Portfolio, the Capital Appreciation Portfolio, the Equity Portfolio and the Strategist Portfolio. The assets of each Portfolio are held separately from the other Portfolios and each has distinct investment objectives and policies which are described in the accompanying Prospectus for the Fund.


3.  HOW DO I PURCHASE A CONTRACT?

    The Company has discontinued the offering of new Contracts. Additional Purchase Payments to existing Contracts are accepted by the Company.

Automatic Additions allow you to systematically build toward your long-term financial plan on a monthly basis by making subsequent Purchase Payments from your bank account or your Dean Witter Active Assets-TM- Account. Subsequent Purchase Payments must be $25 or more and may be made at any time prior to the Income Starting Date.

The Company may limit the total Purchase Payments in any year to three times the Purchase Payments made during the first Contract Year. See "Purchase of the Contracts," pg. 12 and "Crediting of Purchase Payments," pg. 12.

4.  HOW DO I ALLOCATE PURCHASE PAYMENTS?

    On your application, you will allocate your Purchase Payment among the Sub-Accounts and the Fixed Account. All allocations must be in whole percents from 0% to 100% and must total 100%. Allocations may be changed by notifying the Company in writing. See "Allocation of Purchase Payments," pg. 13.

5.  CAN I TRANSFER AMOUNTS AMONG THE SUB-ACCOUNTS?

    Transfers can be made among the thirteen Sub-Accounts and the Fixed Account without charge. Transfers must be at least $100 or the entire amount in the Investment Alternative whichever is less.

Dollar  Cost  Averaging  automatically  moves   funds  from  the  Money   Market
Sub-Account on a monthly basis to other Sub-Accounts of your choice.

Certain transfers may be restricted. See "Transfers," pg. 13.

6.  CAN I GET MY MONEY IF I NEED IT?

    All or part of the Contract Value can be withdrawn before the earliest of the Income Starting Date, the death of any Owner or the death of the last surviving Annuitant. Partial withdrawals may also be taken automatically through monthly Automatic Income withdrawals. See "Surrender and Withdrawals," pg. 14.

No Surrender Charges will be deducted from the first withdrawal in a Contract Year on amounts up to the Free Withdrawal Amount. Amounts withdrawn in excess of the Free Withdrawal Amount may be subject to a Surrender Charge of 0% to 6% depending on how long the withdrawn Purchase Payments have been invested in the Contract. THE COMPANY GUARANTEES THAT THE AGGREGATE SURRENDER CHARGES WILL NEVER EXCEED 7% OF THE PURCHASE PAYMENTS.

For Non-Qualified Contracts, i.e. Contracts not qualifying for special tax treatment, a penalty tax may be imposed on withdrawals. Federal and state income tax may be withheld from withdrawal and surrender amounts. Qualified Contracts may also have certain restrictions and penalties on withdrawals. See "Surrender and Withdrawals," pg. 14, and "Taxation of Annuities in General," pg. 19.

7.  WHAT ARE THE CHARGES AND DEDUCTIONS UNDER THE CONTRACT?

    To allow you to invest the entire Purchase Payment, the Company currently does not deduct sales charges at the time of investment. Annually, however, the Company deducts $30 for maintaining the Contract ("Contract Maintenance Charge"). THIS AMOUNT IS GUARANTEED NOT TO INCREASE. See "Contract Maintenance Charge," pg. 14, for how and when this charge is deducted.

The Company deducts a daily charge equal on an annual basis to 1.0% of the Contract's daily net assets of the Variable Account and will reflect this charge in the net interest rate credited to amounts in the Fixed Account allocable to the Contracts in order to pay the Death Benefit and expenses not covered by the Contract Maintenance Charge. See "Mortality and Expense Risk Charge," pg. 15.

Additional deductions may be made for certain taxes. Ordinarily, premium taxes will be deducted when money is withdrawn from the Contract or when Income Payments under an Annuity Option begin. The Company reserves the right to deduct such taxes from Purchase Payments at the time such taxes are incurred. Currently, no deductions are made for capital gains tax reserve.

8.  WHAT ANNUITY OPTIONS ARE AVAILABLE UNDER THE CONTRACT?

    The Owner may receive Income Payments on a completely variable basis, a completely fixed basis, or a variable and fixed basis. The Owner has some flexibility in choosing when Income Payments begin. Payments must begin by the later of the month following the Annuitant's 85th birthday or the 10th Contract Anniversary. See "Income Payments," pg. 16 and "Income Starting Date," pg. 16.

Three Annuity Options are listed in the Contract: (1) payments for life of the Annuitant, but with 120 monthly payments guaranteed; (2) payments for a specified period; and (3) payments for the life of the Annuitant and Joint Annuitant. Other options may be available at the Company's discretion; however, Surrender Charges may apply if Income Payments are made for a specified period of less than 120 months. See "Annuity Options," pg. 17.

Federal tax law may limit the availability of Annuity Options.

9.  DOES THE CONTRACT PAY ANY GUARANTEED DEATH BENEFITS?

    Death benefits will be paid to the Beneficiary if the Owner(s) or the Annuitant(s) (and no Contingent Annuitant is still living), die before the Income Starting Date. The Death Benefit will be the greater of (1) the sum of all Purchase Payment(s) less any amounts deducted in connection with partial withdrawals, including any Surrender Charges, or (2) the Contract Value. Death benefits after the Income Starting Date, if any, will depend on the Annuity Option chosen.


The Beneficiary has 180 days from the date of death of the Owner(s) or the Annuitant(s) to either elect an Annuity Option or to take a lump sum payment. See "Benefits Under the Contract," pg. 16.


10.  IS THERE A FREE-LOOK PROVISION?

    Owners may cancel a Contract anytime within 10 days after receipt of the Contract and receive a full refund of Purchase Payments allocated to the Fixed Account. Unless a refund of Purchase Payments is required by State or Federal law, Purchase Payments allocated to the Variable Account will be returned after an adjustment to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation.

11.  DOES THE CONTRACT OWNER HAVE ANY VOTING RIGHTS UNDER THE CONTRACT?

    The Owner can instruct the Company how to vote shares of any eligible Portfolio attributable to the Contract. See "Voting Rights," pg. 21.

                    *                   *                   *

This prospectus describes only the variable aspects of the Contract, except where fixed aspects are specifically mentioned. See pg. 17 for a brief summary of the Fixed Account.

SUMMARY OF SEPARATE ACCOUNT EXPENSES
-----------------------------------------------------------


The following fee table illustrates all expenses and fees that the Owners will incur. The expenses and fees set forth in the table are based on charges under the Contracts and on the expenses of the separate account and the underlying Fund for the fiscal year ended December 31, 1996.


OWNER TRANSACTION EXPENSES (ALL SUB-ACCOUNTS)

Sales Load Imposed on Purchases (as a percentage of Purchase Payments)..............................       None
Contingent Deferred Sales Charge (as a percentage of amount surrendered)*

                                                                                                                APPLICABLE SALES
                                                                                                                     CHARGE
ELAPSED TIME SINCE PURCHASE PAYMENT BEING WITHDRAWN WAS MADE                                                       PERCENTAGE
--------------------------------------------------------------------------------------------------------------  ----------------
Less than 1 year..............................................................................................         6%
1 year, but less than 2 years.................................................................................         5%
2 years, but less than 3 years................................................................................         4%
3 years, but less than 4 years................................................................................         3%
4 years, but less than 5 years................................................................................         2%
5 years, but less than 6 years................................................................................         1%
6 years or more...............................................................................................         0%

Exchange Fee........................................................................................       None
Annual Contract Fee.................................................................................  $      30

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

Mortality and Expense Risk Charges:.............................................................         1%
Total Separate Account Annual Expenses:.........................................................         1%

------------------------

 * There are no Contingent Deferred Sales Charges on the first withdrawal of each Contract Year on amounts up to the Free Withdrawal Amount.


DEAN WITTER VARIABLE INVESTMENT SERIES ("FUND") EXPENSES
(AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)


                                                                                 MANAGEMENT       OTHER         TOTAL FUND
PORTFOLIO                                                                           FEES         EXPENSES     ANNUAL EXPENSES
------------------------------------------------------------------------------  -------------  ------------  -----------------
Money Market..................................................................         .50%           .02%            .52%
Quality Income Plus...........................................................         .50%(1)        .03%            .53%
High Yield....................................................................         .50%           .01%            .51%
Utilities.....................................................................         .65%(2)        .02%            .67%
Income Builder................................................................         .75%(3)        .07%            .82%
Dividend Growth...............................................................         .56%(4)        .01%            .57%
Capital Growth................................................................         .65%           .08%            .73%
Global Dividend Growth........................................................         .75%           .10%            .85%
European Growth...............................................................        1.00%           .11%           1.11%
Pacific Growth................................................................        1.00%           .37%           1.37%
Capital Appreciation..........................................................         .75%(3)        .07%            .82%
Equity........................................................................         .50%(5)        .04%            .54%
Strategist....................................................................         .50%           .02%            .52%


------------------------

(1) This percentage is applicable to Portfolio net assets of up to $500 million. For net assets which exceed $500 million, the management fee will be 0.45%.

(2) This percentage is applicable to Portfolio net assets of up to $500 million. For net assets which exceed $500 million, the management fee will be 0.55%.

(3) Dean Witter InterCapital Inc. has undertaken to assume all expenses for both the Income Builder Portfolio and the Capital Appreciation Portfolio until such time as the pertinent Portfolio has $50 million of net assets or until six months from the date of the Portfolio's commencement of operations, whichever occurs first.


(4) The management fee will be 0.625% for net assets of up to $500 million. For net assets which exceed $500 million, but do not exceed $1 billion, the management fee will be 0.50% and for net assets that exceed $1 billion, the management fee will be 0.475%.


(5) This percentage is applicable to Portfolio net assets of up to $1 billion. For net assets which exceed $1 billion, the management fee will be 0.475%.

EXAMPLE

You (the Owner) would pay the following expenses on a $1,000 investment, assuming a 5% annual return under the following circumstances:

If you surrender your Contract at the end of the applicable time period (or if you annuitize for a specified period of less than 120 months):


                                                                           1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                            -----     -----------  -----------  -----------
Money Market Sub-Account...............................................   $      63    $      80    $      97    $     188
Quality Income Plus Sub-Account........................................   $      63    $      81    $      98    $     189
High Yield Sub-Account.................................................   $      63    $      80    $      97    $     187
Utilities Sub-Account..................................................   $      64    $      85    $     105    $     205
Income Builder Sub-Account.............................................   $      66    $      90    $     113    $     221
Dividend Growth Sub-Account............................................   $      63    $      82    $     100    $     194
Capital Growth Sub-Account.............................................   $      65    $      87    $     108    $     211
Global Dividend Growth Sub-Account.....................................   $      66    $      90    $     114    $     224
European Growth Sub-Account............................................   $      69    $      98    $     128    $     252
Pacific Growth Sub-Account.............................................   $      71    $     106    $     141    $     279
Capital Appreciation Sub-Account.......................................   $      66    $      90    $     113    $     221
Equity Sub-Account.....................................................   $      63    $      81    $      99    $     191
Strategist Sub-Account.................................................   $      63    $      81    $      98    $     189


If you do not surrender your Contract or if you annuitize* for a specified period of 120 months or more, at the end of the applicable time period:


                                                                           1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                            -----     -----------  -----------  -----------
Money Market Sub-Account...............................................   $      16    $      50    $      86    $     188
Quality Income Plus Sub-Account........................................   $      16    $      51    $      87    $     189
High Yield Sub-Account.................................................   $      16    $      50    $      86    $     187
Utilities Sub-Account..................................................   $      18    $      55    $      94    $     205
Income Builder Sub-Account.............................................   $      19    $      60    $     103    $     221
Dividend Growth Sub-Account............................................   $      17    $      52    $      89    $     194
Capital Growth Sub-Account.............................................   $      18    $      57    $      98    $     211
Global Dividend Growth Sub-Account.....................................   $      20    $      61    $     104    $     224
European Growth Sub-Account............................................   $      22    $      69    $     117    $     252
Pacific Growth Sub-Account.............................................   $      25    $      77    $     131    $     279
Capital Appreciation Sub-Account.......................................   $      19    $      60    $     103    $     221
Equity Sub-Account.....................................................   $      16    $      51    $      88    $     191
Strategist Sub-Account.................................................   $      16    $      50    $      87    $     189



The above example should not be considered a representation of past or future expense or performance. Actual expenses of a Sub-Account may be greater or lesser than those shown. The purpose of this summary is to assist the Owner in understanding the various costs and expenses that Owners will bear directly and indirectly. Premium taxes are not reflected in the example but may be applicable.

------------------------
 * Early Withdrawal Charges may be deducted from the Cash Value before it is applied to an income plan with a specified period of less than 120 months.

CONDENSED FINANCIAL INFORMATION
-----------------------------------------------------------

                                                                 ACCUMULATION UNIT VALUES AND NUMBER
                                                                OF ACCUMULATION UNITS OUTSTANDING FOR
                                                                          EACH SUB-ACCOUNT*
                                                                  FOR THE PERIODS ENDING DECEMBER 31
                                            ------------------------------------------------------------------------------
                                               1986        1987        1988       1989       1990       1991       1992
                                            ----------  ----------  ----------  ---------  ---------  ---------  ---------
MONEY MARKET SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................     $11.430     $12.043     $12.669    $13.459    $14.532    $15.530    $16.260
  Accumulation Unit Value, End of
   Period.................................     $12.043     $12.669     $13.459    $14.532    $15.530    $16.260    $16.651
  Number of Units Outstanding, End of
   Period.................................   3,501,808   5,479,058   5,743,470  5,269,945  7,300,227  4,993,305  3,142,381
QUALITY INCOME PLUS SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................          --     $10.000     $10.172    $10.828    $12.097    $12.798    $15.016
  Accumulation Unit Value, End of
   Period.................................          --     $10.172     $10.828    $12.097    $12.798    $15.016    $16.096
  Number of Units Outstanding, End of
   Period.................................          --   2,366,834   2,589,488  4,028,103  4,292,424  4,272,603  4,167,157
HIGH YIELD SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................     $14.019     $16.407     $15.745    $17.324    $14.993    $10.864    $17.064
  Accumulation Unit Value, End of
   Period.................................     $16.407     $15.745     $17.324    $14.993    $10.864    $17.064    $20.008
  Number of Units Outstanding, End of
   Period.................................  12,472,735  12,161,618  11,091,971  6,425,388  2,487,589  1,973,508  1,677,444
UTILITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................          --          --          --         --    $10.000    $10.365    $12.372
  Accumulation Unit Value, End of
   Period.................................          --          --          --         --    $10.365    $12.372    $13.797
  Number of Units Outstanding, End of
   Period.................................          --          --          --         --  3,364,215  3,655,014  3,883,303
INCOME BUILDER SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................          --          --          --         --         --         --         --
  Accumulation Unit Value, End of
   Period.................................          --          --          --         --         --         --         --
  Number of Units Outstanding, End of
   Period.................................          --          --          --         --         --         --         --
DIVIDEND GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................          --          --          --         --    $10.000     $9.143    $11.564
  Accumulation Unit Value, End of
   Period.................................          --          --          --         --     $9.143    $11.564    $12.383
  Number of Units Outstanding, End of
   Period.................................          --          --          --         --  5,838,210  5,646,884  6,048,975
CAPITAL GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................          --          --          --         --         --    $10.000    $12.735
  Accumulation Unit Value, End of
   Period.................................          --          --          --         --         --    $12.735    $12.814
  Number of Units Outstanding, End of
   Period.................................          --          --          --         --         --    468,488    681,326
GLOBAL DIVIDEND GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................          --          --          --         --         --         --         --
  Accumulation Unit Value, End of
   Period.................................          --          --          --         --         --         --         --
  Number of Units Outstanding, End of
   Period.................................          --          --          --         --         --         --         --
EUROPEAN GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................          --          --          --         --         --    $10.000    $10.050
  Accumulation Unit Value, End of
   Period.................................          --          --          --         --         --    $10.050    $10.347
  Number of Units Outstanding, End of
   Period.................................          --          --          --         --         --    101,037    251,802
PACIFIC GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................          --          --          --         --         --         --         --
  Accumulation Unit Value, End of
   Period.................................          --          --          --         --         --         --         --
  Number of Units Outstanding, End of
   Period.................................          --          --          --         --         --         --         --
CAPITAL APPRECIATION SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................          --          --          --         --         --         --         --
  Accumulation Unit Value, End of
   Period.................................          --          --          --         --         --         --         --
  Number of Units Outstanding, End of
   Period.................................          --          --          --         --         --         --         --
EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................     $13.511     $15.623     $14.510    $15.786    $18.580    $17.728    $27.916
  Accumulation Unit Value, End of
   Period.................................     $15.623     $14.510     $15.786    $18.580    $17.728    $27.916    $27.681
  Number of Units Outstanding, End of
   Period.................................   2,767,931   3,615,560   2,524,904  3,123,809  2,302,425  2,025,964  1,886,301
STRATEGIST SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................          --     $10.000     $10.036    $11.211    $12.284    $12.351    $15.684
  Accumulation Unit Value, End of
   Period.................................          --     $10.036     $11.211    $12.284    $12.351    $15.684    $16.651
  Number of Units Outstanding, End of
   Period.................................          --   2,689,906   5,526,856  7,164,494  5,424,907  4,805,519  4,762,207


                                              1993       1994        1995        1996
                                            ---------  ---------  ----------  ----------
MONEY MARKET SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................    $16.651    $16.940     $17.411     $18.215
  Accumulation Unit Value, End of
   Period.................................    $16.940    $17.411     $18.215     $18.955
  Number of Units Outstanding, End of
   Period.................................  2,402,295  2,408,602   1,486,360   1,225,023
QUALITY INCOME PLUS SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................    $16.096    $18.010     $16.648     $20.498
  Accumulation Unit Value, End of
   Period.................................    $18.010    $16.648     $20.498     $20.608
  Number of Units Outstanding, End of
   Period.................................  3,998,449  2,779,045   2,159,205   1,301,162
HIGH YIELD SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................    $20.008    $24.609     $23.759     $27.055
  Accumulation Unit Value, End of
   Period.................................    $24.609    $23.759     $27.055     $29.993
  Number of Units Outstanding, End of
   Period.................................  1,537,549  1,202,135     906,011     712,341
UTILITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................    $13.797    $15.804     $14.235     $18.132
  Accumulation Unit Value, End of
   Period.................................    $15.804    $14.235     $18.132     $19.509
  Number of Units Outstanding, End of
   Period.................................  3,932,991  2,814,866   2,298,190   1,419,955
INCOME BUILDER SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................         --         --          --          --
  Accumulation Unit Value, End of
   Period.................................         --         --          --          --
  Number of Units Outstanding, End of
   Period.................................         --         --          --          --
DIVIDEND GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................    $12.383    $14.019     $13,425     $18.128
  Accumulation Unit Value, End of
   Period.................................    $14.019    $13.425     $18.128     $22.248
  Number of Units Outstanding, End of
   Period.................................  5,878,916  5,229,279   4,402,940   3,144,203
CAPITAL GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................    $12.814    $11.799     $11.533     $15.177
  Accumulation Unit Value, End of
   Period.................................    $11.799    $11.533     $15.177     $16.760
  Number of Units Outstanding, End of
   Period.................................    457,147    321,342     256,312     192,504
GLOBAL DIVIDEND GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................         --    $10.000      $9.942     $12.012
  Accumulation Unit Value, End of
   Period.................................         --     $9.942     $12.012     $13.984
  Number of Units Outstanding, End of
   Period.................................         --    951,857     852,851     725,977
EUROPEAN GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................    $10.347    $14.433     $15.484     $19.299
  Accumulation Unit Value, End of
   Period.................................    $14.433    $15.484     $19.299     $24.837
  Number of Units Outstanding, End of
   Period.................................    767,814    868.638     649,852     545,184
PACIFIC GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................         --    $10.000      $9.248      $9.682
  Accumulation Unit Value, End of
   Period.................................         --     $9.248      $9.682      $9.957
  Number of Units Outstanding, End of
   Period.................................         --    644,451     608,464     523,417
CAPITAL APPRECIATION SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................         --         --          --          --
  Accumulation Unit Value, End of
   Period.................................         --         --          --          --
  Number of Units Outstanding, End of
   Period.................................         --         --          --          --
EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................    $27.681    $32.807     $30.885     $43.585
  Accumulation Unit Value, End of
   Period.................................    $32.807    $30.885     $43.585     $48.483
  Number of Units Outstanding, End of
   Period.................................  1,800,750  1,652,850   1,314,532     968,987
STRATEGIST SUB-ACCOUNT
  Accumulation Unit Value, Beginning of
   Period.................................    $16.651    $18.199     $18.728     $20.284
  Accumulation Unit Value, End of
   Period.................................    $18.199    $18.728     $20.284     $23.098
  Number of Units Outstanding, End of
   Period.................................  4,409,391  3,994,684   2,708,051   1,937,096


----------------------------------

 * The Money Market, High Yield and Equity Sub-Accounts commenced operations on March 9, 1984. The Quality Income Plus and Strategist Sub-Accounts commenced operations on March 1, 1987. The Utilities and Dividend Growth Sub-Accounts commenced operations on March 1, 1990. The Capital Growth and European Growth Sub-Accounts commenced operations on March 1, 1991. The Global Dividend Growth and Pacific Growth Sub-Accounts commenced operations on February 23, 1994. The Income Builder and Capital Appreciation Sub-Accounts commenced operations on January 21, 1997. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1%.

PERFORMANCE DATA
-----------------------------------------------------------

From time to time the Variable Account may publish advertisements containing performance data relating to its Sub-Accounts. The performance data for the Sub-Accounts (other than for the Money Market Sub-Account) will always be accompanied by total return quotations for the most recent one, five or ten year periods, or for a period from inception to date if the Sub-Account has not been available for one of the prescribed periods. The total return quotations for each period will be the average annual rates of return required for an initial Purchase Payment of $1,000 to equal the amount Owners would receive on a withdrawal of the Purchase Payment, after reflection of all recurring and nonrecurring charges.

In addition, the Variable Account may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations may or may not reflect the deduction of some or all of the charges which may be imposed on the Contracts by the Variable Account which, if reflected, would reduce the performance quoted. The Variable Account from time to time may also advertise the performance of the Sub-Accounts relative to certain performance rankings and indexes compiled by independent organizations.

Performance figures used by the Variable Account are based on actual historical performance of its Sub-Accounts for specified periods, and the figures are not intended to indicate future performance. More detailed information on the computation is set forth in the Statement of Additional Information.

FINANCIAL STATEMENTS
-----------------------------------------------------------

The financial statements of the Northbrook Variable Annuity Account and Northbrook Life Insurance Company may be found in the Statement of Additional Information, which is incorporated by reference into this Prospectus and which is available upon request. (See Order Form on pg. 23.)

NORTHBROOK LIFE INSURANCE COMPANY AND
THE VARIABLE ACCOUNT
-----------------------------------------------------------

NORTHBROOK LIFE INSURANCE COMPANY

The Company is the issuer of the Contract. Incorporated in 1978 as a stock life insurance company under the laws of Illinois, the Company sells annuities and individual life insurance. The Company is currently licensed to operate in the District of Columbia, all states (except New York) and Puerto Rico. The Company's home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.


The Company is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), which is a stock life insurance company incorporated under the laws of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), which is a stock insurance company incorporated under the laws of Illinois. With the exception of directors' qualifying shares, all of the outstanding capital stock of Allstate is owned by The Allstate Corporation ("Corporation"). On June 30, 1995, Sears, Roebuck and Co. ("Sears") distributed its 80.3% ownership in the Corporation to Sears common shareholders through a tax-free dividend.


DEAN WITTER REYNOLDS INC.

Dean Witter Reynolds Inc. ("Dean Witter") is the principal underwriter of the Contract. Dean Witter is a wholly owned subsidiary of Dean Witter, Discover & Co. ("Dean Witter Discover"). Dean Witter is located at Two World Trade Center, New York, New York, 10048. Dean Witter is a member of the New York Stock Exchange and the National Association of Securities Dealers, Inc.

Dean Witter's wholly owned subsidiary, Dean Witter InterCapital Inc. ("InterCapital"), is the investment manager of the Dean Witter Variable Investment Series. InterCapital is registered with the Securities and Exchange Commission as an investment adviser. As compensation for investment management, the Fund pays InterCapital a monthly advisory fee. These expenses are more fully described in the Fund's prospectus attached to this prospectus.


On February 5, 1997, Dean Witter Discover and Morgan Stanley Group Inc. announced that they had entered into an Agreement and Plan of Merger, with the combined company to be named Morgan Stanley, Dean Witter, Discover & Co. The business of Morgan Stanley Group Inc. and its affiliated companies is providing a wide range of financial services for sovereign governments, corporations, institutions and individuals throughout the world. Dean Witter Discover is the direct parent of InterCapital and Dean Witter Distributors Inc., the Fund's distributor. It is currently anticipated that the transaction will close in mid-1997. Thereafter, InterCapital and Dean Witter Distributors Inc. will be direct subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.


In October, 1993, Allstate through Allstate Life and the Company, announced a strategic alliance to develop, market and distribute proprietary annuity and life insurance products through Dean Witter account executives.

THE VARIABLE ACCOUNT

Established on February 14, 1983, the Variable Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, but such registration does not signify that the Commission supervises the management or investment practices or policies of the Variable Account. The investment performance of the Variable Account is entirely independent of both the investment performance of the Company's general account and the performance of any other separate account.

The assets of the Variable Account are held separately from the other assets of the Company. They are not chargeable with liabilities incurred in the Company's other business operations. Accordingly, the income, capital gains and capital losses, realized or unrealized, incurred on the assets of the Variable Account are credited to or charged against the assets of the Variable Account, without regard to the income, capital gains or capital losses arising out of any other business the Company may conduct.

The Variable Account has been divided into thirteen Sub-Accounts, each of which invests solely in its corresponding Portfolio of the Dean Witter Variable Investment Series. Additional Sub-Accounts may be added at the discretion of the Company.

THE DEAN WITTER VARIABLE INVESTMENT SERIES

The Variable Account will invest exclusively in the Dean Witter Variable Investment Series (the "Fund"). Shares of the Fund are offered to separate accounts of the Company which fund variable annuity and variable life contracts. Shares of the Fund are also offered to separate accounts of a life insurance company affiliated with the Company which fund variable annuity and variable life contracts. Shares of the Fund may also be offered to separate accounts of certain non-affiliated life insurance companies which fund variable life insurance contracts. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity contract separate accounts to invest in the same underlying fund. Although neither the Company nor the Fund currently foresees any such disadvantage, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflict between the interests of variable annuity contract owners and variable life contract owners and to determine what action, if any, should be taken in response thereto.

Investors in the High Yield Portfolio should carefully consider the relative risks of investing in high yield securities, which are commonly known as junk bonds. Bonds of this type are considered to be speculative with regard to the payment of interest and return of principal. Investors in the High Yield Portfolio should also be cognizant of the fact that such securities are not generally made for short-term investing and should assess the risks associated with an investment in the High Yield Portfolio.

Shares of the Portfolios of the Fund are not deposits, or obligations of, or guaranteed or endorsed by any bank and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


The Fund has thirteen portfolios; the Money Market Portfolio, the Quality Income Plus Portfolio, the High Yield Portfolio, the Utilities Portfolio, the Income Builder Portfolio, the Dividend Growth Portfolio, the Capital Growth Portfolio, the Global Dividend Growth Portfolio, the European Growth Portfolio, the Pacific Growth Portfolio, the Capital Appreciation Portfolio, the Equity Portfolio and the Strategist Portfolio. Each Portfolio has different investment objectives and policies and operates as a separate investment fund.


The Money Market Portfolio seeks high current income, preservation of capital, and liquidity by investing in certain money market instruments, principally U.S. government securities, bank obligations, and high grade commercial paper.

The Quality Income Plus Portfolio seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in debt securities issued by the U.S. Government, its agencies and instrumentalities, including zero coupon securities and in fixed-income securities rated A or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("Standard & Poor's") or non-rated securities of comparable quality, and by writing covered call and put options against such securities.

The High Yield Portfolio seeks, as its primary objective, to earn a high level of current income by investing in a professionally managed diversified portfolio consisting principally of fixed-income securities rated Baa or lower by Moody's or BBB or lower by Standard & Poor's or non-rated securities of comparable quality which are commonly known as junk bonds, and, as a secondary objective, capital appreciation when consistent with its primary objective.

The Utilities Portfolio seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry.

The Income Builder Portfolio seeks, as its primary objective, reasonable income by investing primarily in common stock of large-cap companies which have a record of paying dividends and the potential for maintaining dividends, in preferred stock and in securities convertible into common stocks of small and mid-cap companies and, as its secondary objective, growth of capital.

The Dividend Growth Portfolio seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

The Capital Growth Portfolio seeks to provide long-term capital growth by investing principally in common stocks.

The Global Dividend Growth Portfolio seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies, issued by issuers worldwide, with a record of paying dividends and the potential for increasing dividends.

The European Growth Portfolio seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in Europe.

The Pacific Growth Portfolio seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in Asia, Australia and New Zealand.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing primarily in common stocks of U.S. companies that offer the potential for either superior earnings growth and/or appear to be undervalued.

The Equity Portfolio seeks, as its primary objective, growth of capital through investments in common stock of companies believed by the Investment Manager to have potential for superior growth and, as a secondary objective, income when consistent with its primary objective.


The Strategist Portfolio seeks a high total investment return through a fully managed investment policy utilizing equity securities, fixed-income securities rated Baa or higher by Moody's or BBB or higher by Standard & Poor's (or non-rated securities of comparable quality), and money market securities, and the writing of covered options on such securities and the collateralized sale of stock index options.


All   dividends  and  capital  gains   distributions  from  the  Portfolios  are
automatically reinvested in shares of the distributing Portfolio at their Net Asset Value.

THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES. Additional information concerning the investment objectives and policies of the Portfolios can be found in the current prospectus for the Fund accompanying this Prospectus.

THE PROSPECTUS OF THE FUND SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO A PARTICULAR PORTFOLIO.

THE CONTRACTS
-----------------------------------------------------------

PURCHASE OF THE CONTRACTS

The Company has discontinued the offering of new Contracts. Additional Purchase Payments to existing Contracts are accepted by the Company. All subsequent Purchase Payments must be $25 or more and may be made at any time prior to the Income Starting Date. Additional Purchase Payments may also be made from your bank account or your Dean Witter Active Assets-TM- Account through Automatic Additions. Please consult with your Dean Witter Account Executive for detailed information about Automatic Additions.

The Company reserves the right to limit Purchase Payments in any Contract Year to three times the initial Purchase Payment made in the first year.

CREDITING OF PURCHASE PAYMENTS

A Purchase Payment accompanied by a duly completed application will be credited to the Contract within two business days of receipt by the Company at its home office. If an application is not duly completed, the Company will credit the Purchase Payments to the Contract within five business days or return it at that time unless the applicant specifically consents to the Company holding the Purchase Payment until the application is complete. The Company reserves the right to reject any application. Subsequent Purchase Payments will be credited to the Contract at the close of the Valuation Period during which the Purchase Payment is received.

ALLOCATION OF PURCHASE PAYMENTS

On the application the Owner instructs the Company how to allocate the Purchase Payment among the fourteen Investment Alternatives. Purchase Payments may be allocated in whole percents, from 0% to 100%, to any Investment Alternative so long as the total allocation equals 100%. Purchase Payments may be allocated in amounts no less than $100. Unless the Owner notifies the Company otherwise, subsequent Purchase Payments are allocated according to the instructions in the application.

Each Purchase Payment will be credited to the Contract as Variable Account Accumulation Units equal to the amount of Purchase Payment allocated to each Sub-Account divided by the Accumulation Unit value for that Sub-Account next computed after the Purchase Payment is credited to the Contract. For example, if a $10,000 Purchase Payment is credited to the Contract when the Accumulation Unit value equals $10, then 1,000 Accumulation Units would be credited to the Contract. The Variable Account, in turn, purchases shares of the corresponding Portfolio (see "Value of Variable Account Accumulation Units," pg. 13).

For a brief summary of how Purchase Payments allocated to the Fixed Account are credited to the Contract, see "The Fixed Account" on pg. 17.

VALUE OF VARIABLE ACCOUNT ACCUMULATION UNITS

The Accumulation Units in each Sub-Account of the Variable Account are valued separately. The value of Accumulation Units may change each Valuation Period according to the investment performance of the shares purchased by each Sub-Account and the deduction of certain expenses and charges.

A Valuation Period is the period between successive Valuation Dates. It begins at the close of business of each Valuation Date and ends at the close of business of the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange is open for business and any other day in which there is a sufficient degree of trading in the Variable Account's portfolio securities that the value of Accumulation or Annuity Units might be materially affected by changes in the value of the portfolio securities. Valuation Dates do not include such Federal and non-Federal holidays as are observed by the New York Stock Exchange. The New York Stock Exchange currently observes the following holidays: New Year's Day (January 1); President's Day (the third Monday in February); Good Friday (the Friday before Easter); Memorial Day (the last Monday in May); Independence Day (July 4); Labor Day (the first Monday in September); Thanksgiving Day (the fourth Thursday in November); and Christmas Day (December 25).

The value of an Accumulation Unit in a Sub-Account for any Valuation Period equals the value of the Accumulation Unit as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor for that Sub-Account for the current Valuation Period. The Net Investment Factor is a number representing the change on successive Valuation Dates in value of Sub-Account assets due to investment income, realized or unrealized capital gains or loss, deductions for taxes, if any, and deductions for the Mortality and Expense Risk Charge.

TRANSFERS

The Owner may transfer funds among the fourteen Investment Alternatives without charge. THE COMPANY GUARANTEES THAT NO CHARGE WILL EVER BE IMPOSED FOR TRANSFERS. Transfers must be at least $100 or the total amount in the Investment Alternative, whichever is less.

Currently transfers out of any Sub-Account before the Income Starting Date may be made at any time. The Company reserves the right to restrict such transfers before the Income Starting Date to once every 30 days after the Contract is issued. However, the Company will notify Owners at least 30 days prior to restricting transfers.

After the Income Starting Date, transfers among Sub-Accounts of the Variable Account, or from the Variable Account to the Fixed Account may be made only once every six months and may not be made during the first six months following the Income Starting Date.

Transfers may be made pursuant to telephone instructions if the Owner completes the telephone authorization form on the application or another form provided by the Company. Telephone transfer requests will be accepted by the Company if received at (800) 654-2397 by 3:00 p.m. Central Time. Telephone transfer requests received at any other telephone number or after 3:00 p.m. Central Time will not be accepted by the Company. Telephone transfer requests received before 3:00 p.m. Central Time are effected at the next computed value. Otherwise, transfer requests must be in writing, on a form provided by the Company.

Transfers may also be made automatically through Dollar Cost Averaging prior to the Income Starting Date. Dollar Cost Averaging permits the Owner to transfer a specified amount every month from the Money Market Sub-Account to any other Sub-Account. Transfers made through Dollar Cost Averaging must be $100 or more. Dollar Cost Averaging cannot be used to transfer amounts to the Fixed Account. Please consult with your Dean Witter Account Executive for detailed information about Dollar Cost Averaging.

Transfers from Sub-Accounts of the Variable Account will be made based on the Accumulation Unit values next computed after the Company receives the transfer request at its home office.

For transfers from the Fixed Account, see pg. 18.

SURRENDER AND WITHDRAWALS

The Owner may withdraw all or part of the Contract Value at any time prior to the earlier of the death of the Annuitant (and any Joint Annuitant), death of any Owner or the Income Starting Date. The amount available for withdrawal is the Contract Value next computed after the Company receives the request for a withdrawal at its home office, less any Surrender Charges, Contract Maintenance Charges or any remaining charge for premium taxes. Withdrawals from the Variable Account will be paid within seven days of receipt of the request, subject to postponement in certain circumstances. See "Delay of Payments," pg. 19. For withdrawals from the Fixed Account, see pg. 18.

The minimum partial withdrawal is $100. If the Contract Value is less than $500, or if the Contract Value after a partial withdrawal would be less than $500, then the Company will treat the request as one for a total surrender of the Contract and the entire Contract Value, less any charges and premium taxes, will be paid out.

Partial withdrawals may also be taken automatically through monthly Automatic Income withdrawals. Automatic Income withdrawals of $100 or more may be requested at any time prior to the Income Starting Date. Please consult with your Dean Witter Account Executive for detailed information about Automatic Income withdrawals.

For Qualified Contracts, the Company will, at the request of the Owner, automatically calculate and withdraw the IRS Required Minimum Distribution. Withdrawals taken to satisfy IRS Required Minimum Distribution rules will have any applicable withdrawal charges waived. This waiver is permitted only for withdrawals which satisfy distributions resulting from this Contract. Please consult with your Dean Witter Account Executive for detailed information about the Required Minimum Distribution program.

Withdrawals and surrenders may be subject to income tax and a 10% tax penalty. This tax and penalty is explained in "Federal Tax Matters" on pg. 19.

The full Contract Maintenance Charge will be deducted at the time of total surrender should the surrender occur on any date other than a Contract Anniversary. The total amount paid at surrender may be more or less than the total Purchase Payments due to prior withdrawals, any deductions, and investment performance.

To complete the partial withdrawals, the Company will cancel Accumulation Units in an amount equal to the withdrawal and any Surrender Charge and premium taxes. The Owner must name the Investment Alternative from which the withdrawal is to be made. If none is named, then the withdrawal request is incomplete and cannot be honored.

DEFAULT

So long as the Contract Value is not reduced to zero or a withdrawal does not reduce it to less than $500, the Contract will stay in force until the Income Starting Date even if no Purchase Payments are made after the first Purchase Payment.

CHARGES AND OTHER DEDUCTIONS
-----------------------------------------------------------

DEDUCTIONS FROM PURCHASE PAYMENTS

No deductions are currently made from Purchase Payments. Therefore the full amount of every Purchase Payment is invested in the Investment Alternative(s) to increase the potential for investment gain.

CONTRACT MAINTENANCE CHARGE

A Contract Maintenance Charge of $30 is deducted annually from the Contract Value to reimburse the Company for its actual costs in maintaining each Contract and the Variable Account. THE COMPANY GUARANTEES THAT THE AMOUNT OF THIS CHARGE WILL NOT INCREASE OVER THE LIFE OF THE CONTRACT. Maintenance costs include but are not limited to expenses incurred in billing and collecting Purchase Payments; keeping records; processing death benefit claims and cash surrenders, policy changes and proxy statements; calculating Accumulation Unit and Annuity Unit values; and issuing reports to owners and regulatory agencies. The Company does not expect to realize a profit from this charge.

On each Contract Anniversary, the Contract Maintenance Charge will be deducted from the Investment Alternatives in the same proportion that the Owner's interest in each bears to the total Contract Value. After the Income Starting Date, a pro rata share of the annual Contract Maintenance Charge will be deducted from each Income Payment. For example, 1/12 of the $30 or $2.50 will be deducted if there are twelve Income Payments during the Contract Year. The Contract Maintenance Charge will be deducted from the amount paid on a total surrender.

Prior to October 4, 1993, Vantage Computer Systems, Inc. ("Vantage") was under contract with the Company to provide Contract recordkeeping services. As of October 4, 1993, the Company provides all Contract recordkeeping services.

MORTALITY AND EXPENSE RISK CHARGE

A Mortality and Expense Risk Charge will be deducted daily at a rate equal on an annual basis to 1.0% of the daily net assets in the Variable Account and will be reflected in the net interest rate credited to the assets in the Fixed Account attributable to the Contracts. THE COMPANY GUARANTEES THAT THE AMOUNT OF THIS CHARGE WILL NOT INCREASE OVER THE LIFE OF THE CONTRACT. If the Mortality and Expense Risk Charge is insufficient to cover the Company's mortality costs and excess expenses, the Company will bear the loss. If the charge is more than sufficient, the Company will retain the balance as profit. The Company currently expects a profit from this charge. Any such profit, as well as any other profit realized by the Company and held in its general account (which supports insurance and annuity obligations), would be available for any proper corporate purpose, including, but not limited to, payment distribution expenses.

The mortality risk arises from the Company's guarantee to cover all death benefits and to make Income Payments in accordance with the annuity tables, thus, relieving the Annuitants of the risk of outliving funds accumulated for retirement.

The expense risk arises from the possibility that the Contract Maintenance and Surrender Charges, both of which are guaranteed not to increase, will be insufficient to cover actual administrative expenses.

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

The Owner may withdraw the Contract Value any time before the earliest of the Income Start Date, the death of any Owner or the Annuitant's and any Joint Annuitant's death.

There are no Surrender Charges on the first withdrawal of each Contract Year on amounts up to the Free Withdrawal Amount. The Free Withdrawal Amount is 10% of the amount of Purchase Payments, excluding those made less than one year before the date of withdrawal. The maximum portion of the Free Withdrawal Amount which may be withdrawn from the Fixed Account is limited to the proportion that your value in the Fixed Account bears to your total Contract Value. Amounts surrendered in excess of the Free Withdrawal Amount may be subject to a Surrender Charge. Free Withdrawal Amounts not withdrawn in a Contract Year do not increase the Free Withdrawal Amount in later Contract Years. Surrender Charges, if applicable, will be deducted from the amount paid.

In certain cases, distributions required by federal tax law (see Statement of Additional Information for "IRS Required Distribution at Death Rules") may be subject to a Surrender Charge. Income Payments under Annuity Options with a specified period of less than 120 months will be subject to a Surrender Charge.

Free Withdrawals and other partial withdrawals will be allocated on a first in, first out basis to Purchase Payments. For purposes of calculating the amount of the Surrender Charge, Purchase Payments shall include any earnings attributable to those payments.

A Surrender Charge will be applied to amounts withdrawn in excess of a Free Withdrawal Amount as set forth below:

                                                       APPLICABLE
                 ELAPSED TIME SINCE                    SURRENDER
               PURCHASE PAYMENT BEING                    CHARGE
                 WITHDRAWN WAS MADE                    PERCENTAGE
----------------------------------------------------  ------------
Less than 1 year....................................       6%
1 year, but less than 2 years.......................       5%
2 years, but less than 3 years......................       4%
3 years, but less than 4 years......................       3%
4 years, but less than 5 years......................       2%
5 years, but less than 6 years......................       1%
6 years or more.....................................       0%

The cumulative total of all Surrender Charges is guaranteed never to exceed 7% of an Owner's Purchase Payments (not including earnings attributable to those payments).

Surrender Charges will be used to pay sales commissions and other promotional or distribution expenses associated with the marketing of the Contracts. The Company does not anticipate that the Surrender Charges will cover all distribution expenses in connection with the Contract.

In addition, federal and state income tax may be withheld from withdrawal and surrender amounts. Certain surrenders may also be subject to a federal tax penalty. See "Federal Tax Matters," pg. 19.

TAXES

The Company will deduct any state premium taxes incurred or other taxes incurred relative to the Contract (collectively referred to as "premium taxes") either
(1) at the Income Starting Date, or (2) when a partial surrender in excess of the Free Withdrawal Amount occurs (in which case a pro rata portion of the premium taxes will be deducted from the amount paid), or (3) when a total surrender occurs. Current premium tax rates range from 0 to 3.5%. The Company reserves the right to deduct any incurred premium taxes from the Purchase Payments.

At the Income Starting Date, any charge for premium taxes will be deducted from each Investment Alternative in the proportion that the Owner's interest in the Investment Alternative bears to the total Contract Value.

DEAN WITTER VARIABLE INVESTMENT SERIES ("FUND") EXPENSES

A complete description of the expenses and deductions from the Portfolios are found in the Fund's prospectus which is attached to this prospectus.

BENEFITS UNDER THE CONTRACT
-----------------------------------------------------------

DEATH BENEFITS PRIOR TO THE INCOME STARTING DATE

If any Owner or the Annuitant dies prior to the Income Starting Date, and a Death Benefit is elected, it will be paid to the Beneficiary. If a Contingent Annuitant survives the Annuitant or Joint Annuitant, no Death Benefit will be paid unless the Contingent Annuitant dies before the earlier of the Income Starting Date or the day on which the Contract Value must be distributed under the IRS Required Distribution Rules (see below). (For purposes of payment of the Death Benefit, the Joint Annuitant must have been named prior to January 19,
1985). The Death Benefit  will be the  greater of: (a) the  sum of all  Purchase
Payments less any amounts deducted in connection with partial withdrawals, including any Surrender Charges; or (b) the Contract Value.

The Company will not pay any Death Benefit until it receives Due Proof of Death. Generally, the Beneficiary may elect an Annuity Option or a lump sum payment within 180 days after the Company receives Due Proof of Death. If no election is received within 180 days, a lump sum will be paid automatically.

The value of the Death Benefit will be determined at the end of the Valuation Period during which the Company receives the later of Due Proof of Death and an election for either a lump sum payment or an Annuity Option.

DEATH BENEFITS AFTER THE INCOME STARTING DATE

If any Owner, who is not the Annuitant, dies after the Income Starting Date, payments will continue to be made under the particular income plan. The Beneficiary will be the recipient of any such payments.

If the Annuitant and Joint Annuitant, if applicable, die after the Income Starting Date, the Company will pay the Death Benefit, if any, contained in the particular Annuity Option elected.

INCOME PAYMENTS
-----------------------------------------------------------

INCOME STARTING DATE

The Income Starting Date is the day that Income Payments will start under the Contract. The Owner may change the Income Starting Date at any time by notifying the Company in writing of the change at least 30 days before the current Income Starting Date. The Income Starting Date must be (a) at least a month after the Issue Date; (b) the first day of a calendar month; and (c) no later than the first day of the calendar month after the Annuitant reaches age 85, or the 10th anniversary date, if later.

Unless the Owner notifies the Company in writing otherwise, the Income Starting Date will be: for Non-Qualified Contracts the later of the first day of the calendar month after the Annuitant reaches age 85 or the 10th anniversary date; for Qualified Contracts, April first of the calendar year following the year in which the Annuitant reaches age 70 1/2.

AMOUNT OF VARIABLE ANNUITY INCOME PAYMENTS

The amount of Variable Annuity Income Payments depends upon the investment experience of the Portfolios selected by the Owner, any premium taxes, the age and sex of the Annuitant(s), and the Annuity Option chosen. The Company guarantees that the Income Payments will not be affected by (1) actual mortality experience and (2) amount of the Company's administration expenses.

The Contracts offered by this prospectus (except in states which require unisex annuity tables) contain life annuity tables that provide for different benefit payments to men and women of the same age. Nevertheless, in accordance with the U.S. Supreme Court's decision in ARIZONA GOVERNING COMMITTEE V NORRIS, in certain employment related situations, annuity tables that do not vary on the basis of sex may be used. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, consideration should be given, in consultation with legal counsel, to the impact of NORRIS on any such plan before making any contributions under these Contracts.

The sum of Income Payments may be more or less than the total Purchase Payments made because (a) Variable Annuity Income Payments vary with the investment results of the underlying Portfolios; (b) the Owner bears the investment risk with respect to all amounts allocated to the Variable Account, and (c) Annuitants may die before the actuarially expected date of death. As such, the total amount of Income Payments cannot be predicted.

The duration of the Annuity Option may affect the dollar amounts of each Income Payment. For example, if an Annuity Option guaranteed for life is chosen, the Income Payments may be greater or lesser than Income Payments under an Annuity Option for a specified period depending on the life expectancy of the Annuitant.

If the actual net investment experience is less than the assumed investment rate, then the dollar amount of the annuity payments will decrease. The dollar amount of the annuity payments will stay level if the net investment experience equals the assumed investment rate and the dollar amount of the annuity payments will increase if the net investment experience exceeds the assumed investment rate. For purposes of the Variable Annuity Income Payments, the assumed investment rate is 4%.

If the Contract Value to be applied to an Annuity Option is less than $2,000, or if the monthly payments determined under the Annuity Option are less than $20, the Company may pay the Contract Value in a lump sum or change the payment frequency to an interval which results in Income Payments of at least $20.

ANNUITY OPTIONS

The Owner may elect a completely Fixed Annuity, a completely Variable Annuity or a combination Fixed and Variable Annuity. Up to 30 days before the Income Starting Date, the Owner may change the Annuity Option or request any other form of annuity agreeable to both the Company and the Owner. Subsequent changes will not be permitted. If an Annuity Option is chosen which depends on the Annuitant or Joint Annuitant's life, proof of age will be required before Income Payments begin. Premium taxes may be assessed. The Annuity Options include:

ANNUITY OPTION 1--LIFE WITH PAYMENTS GUARANTEED FOR 120 MONTHS.
Monthly payments will be made for as long as the Annuitant lives. If the Annuitant dies before 120 monthly payments have been made, the remainder of the 120 guaranteed monthly payments will be paid to the Owner, or if deceased, to the surviving Beneficiary.

ANNUITY OPTION 2--JOINT AND LAST SURVIVOR
Monthly payments beginning on the Income Starting Date will be made for as long as either the Annuitant or Joint Annuitant is living. It is possible under this option that only one monthly payment will be made if the Annuitant and Joint Annuitant both die before the second payment is made, or only two monthly payments will be made if they both die before the third payment, and so forth.

ANNUITY OPTION 3--PAYMENTS FOR A SPECIFIED PERIOD
Monthly payments beginning on the Income Starting Date will be made for any specified period of at least 120 months. A Surrender Charge may apply if the specified period is less than 120 months. Payments under this option do not depend on the continuation of the Annuitant's life. If the Owner dies before the end of the specified period, the remaining payments will be paid to the surviving Beneficiary. The Mortality and Expense Risk Charge is deducted from the Variable Account even though the Company does not bear any mortality risk. If Annuity Option 3 is chosen and the proceeds are derived from the Variable Account, the Owner or Beneficiary may surrender the Contract at any time by notifying the Company in writing.

In the event that an Annuity Option is not selected, the Company will make Income Payments in accordance with Annuity Option 1. At the Company's discretion, other Annuity Options may be available upon request. The Company currently uses sex-distinct annuity tables. However, if legislation is passed by Congress or the states, the Company reserves the right to use annuity tables which do not distinguish on the basis of sex.

THE FIXED ACCOUNT
-----------------------------------------------------------

CONTRIBUTIONS UNDER THE FIXED PORTION OF THE ANNUITY CONTRACT AND TRANSFERS TO THE FIXED PORTION BECOME PART OF THE GENERAL ACCOUNT OF THE COMPANY, WHICH
SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT"), NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE GENERAL ACCOUNT NOR ANY INTERESTS THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS AND THE COMPANY HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION. DISCLOSURES REGARDING THE FIXED PORTION OF THE ANNUITY CONTRACT AND THE GENERAL ACCOUNT, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

GENERAL DESCRIPTION

The Fixed Account is made up of all of the general assets of the Company, other than those in the Variable Account and any other segregated asset account. Instead of the Owner bearing the investment risk as is the case for amounts in the Variable Account, the Company bears the full investment risk for all amounts in the Fixed Account. The Company has sole discretion to invest the assets of the Fixed Account, subject to applicable law. The Company guarantees that the amounts allocated to the Fixed Account will be credited interest at a net effective interest rate of at least 4.0% per year. Currently the amount of investment income in excess of 4.0% allocated to contracts participating in the Fixed Account will vary periodically in the sole discretion of the Company. Any interest held in the Fixed Account does not entitle an Owner to share in the investment experience of the Fixed Account.

The Company has revised the Fixed Account. Money deposited in the revised Fixed Account earns interest at the current rate in effect at the time of allocation or transfer until the first renewal date. The first renewal date is January 1 following the date of the allocation or transfer into the Fixed Account. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, the Company will notify the Owner of the interest rate(s) for the calendar year then starting. This interest rate will be guaranteed by the Company for the calendar year and will not be less than 4%. The Company may declare more than one interest rate for different monies based upon the date of allocation or transfer to the Fixed Account.

ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF THE GUARANTEED RATE OF 4.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY.

TRANSFERS, SURRENDERS, AND WITHDRAWALS

Amounts may be transferred from the Sub-Accounts of the Variable Account to the Fixed Account, and prior to the Income Starting Date amounts may also be transferred from the Fixed Account to Sub-Accounts of the Variable Account. No charge will ever be imposed for such transfers.

Prior to the Income Starting Date, amounts may not be transferred from the Variable Account to the Fixed Account until thirty days after the Issue Date and may be transferred thereafter only once every thirty days. However, amounts invested in the Fixed Account prior to the date that the revised Fixed Account became available may not be transferred from the Fixed Account until six months after the Issue Date and those amounts may be transferred only every six months. The maximum amount which may be transferred from the revised Fixed Account to the Variable Account is limited to 25% of the value in the revised Fixed Account as of December 31 of the prior calendar year (except with respect to amounts which were allocated to the Fixed Account prior to the date of availability).

If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to the revised Fixed Account, the transfer restriction for that money will be waived during the 60-day period following the first renewal date.

After the Income Starting Date no transfers may be made from the Fixed Account. Transfers from the Variable Account to the Fixed Account may not be made for six months after the Income Starting Date and may be made thereafter only once every six months. The Company reserves the right to waive restrictions on transfers that are contained in the Contract.

Surrenders and withdrawals from the Fixed Account may be delayed for up to six months. After the Income Starting Date, no surrenders or withdrawals may be made from the Fixed Account.

GENERAL MATTERS
-----------------------------------------------------------

OWNER

The Owner has the sole right to exercise all rights and privileges under the Contract, except as otherwise provided in the Contract.

Generally, an Owner who is not a natural person is required to include in income each year any increase in the cash value to the extent the increase is attributable to contributions to the Contract made after February 28, 1986.

BENEFICIARY

The Beneficiary can mean either the Owner's Beneficiary or the Annuitant's Beneficiary, but not both at the same time. Subject to the terms of any existing assignment or the rights of any irrevocable Beneficiary, the Owner may change the Owner's Beneficiary or Annuitant's Beneficiary while the Annuitant is living by notifying the Company in writing. Any change will be effective at the time it is signed by the Owner, whether or not the Annuitant is living when the change is received by the Company. The Company will not, however, be liable as to any payment or settlement made prior to receiving the written notice.

Unless otherwise provided in the Beneficiary designation, the rights of any Beneficiary predeceasing the Annuitant will revert to the Owner or the Owner's estate. Multiple Beneficiaries may be named. Unless otherwise provided in the Beneficiary designation, if more than one Beneficiary survives the Annuitant, the surviving Beneficiaries will share equally in any amounts due.

DELAY OF PAYMENTS

Payment of any amounts due from the Variable Account under the Contract will occur within seven days, unless:

    1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

    2. An emergency exists as defined by the Securities and Exchange Commission; or

    3. The Securities and Exchange Commission permits delay for the protection of the security holders.

For payment or transfers from the Fixed Account, see pg. 18.

ASSIGNMENTS

The contract may be assigned prior to the Income Starting Date and during the Annuitant's or, if applicable, Joint Annuitant's lifetime, subject to the rights of any irrevocable Beneficiary. Any assignment will not be binding until received in writing by the Company. The Company will not be responsible for deciding if an assignment is valid or the extent of an assignee's interest. An assignment may result in income tax liability to the owner.

No Beneficiary may assign benefits under the Contract until they are due and, to the extent permitted by law, payments are not subject to the debts of any Beneficiary or to any judicial process for payment of the Beneficiary's debts.

MODIFICATION

The Company may not modify the Contract without the consent of the Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contract comply with any changes in the Internal Revenue Code or required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

CUSTOMER INQUIRIES

The Owners or any persons interested in the Contract may make inquiries regarding the Contract by calling or writing their Dean Witter Account Executive.

FEDERAL TAX MATTERS
-----------------------------------------------------------

INTRODUCTION

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. THE COMPANY MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity Contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, an annuity Contract Owner is not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where (1) the Owner is a natural person, (2) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department ("Treasury") regulations and (3) the Company, instead of the annuity Owner, is considered the Owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. As a general rule, annuity Contracts owned by non-natural persons are not treated as annuity Contracts for federal income tax purposes and the income on such Contracts is taxed as ordinary income received or accrued by the Owner during the taxable year. There are several exceptions to the general rule for Contracts owned by non-natural persons which are discussed in the Statement of Additional Information.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" in accordance with the standards provided in the
Treasury regulations. If the investments in the Variable Account are not adequately diversified, then the Contract will not be treated as an annuity Contract for federal income tax purposes and the Contract Owner will be taxed on the excess of the Contract Value over the investment in the Contract. Although the Company does not have control over the Fund or its investments, the Company expects the Fund to meet the diversification requirements.


OWNERSHIP TREATMENT. In connection with the issuance of the regulations on the adequate diversification standards, the Department of the Treasury announced that the regulations do not provide guidance concerning the extent to which contract owners may direct their investments among sub-accounts of a Variable Account. The Internal Revenue Service has previously stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that guidance would be issued in the future regarding the extent that owners could direct their investments among sub-accounts without being treated as owners of the underlying assets of the Variable Account. As of the date of this prospectus, no such guidance has been issued.



The ownership rights under this contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the contract owner being treated as the owner of the Variable Account. In those circumstances, income and gain from the Variable Account assets would be includible in the Contract Owner's gross income. In addition, the Company does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. It is possible that Treasury Department's position, when announced, may adversely affect the tax treatment of existing contracts. The Company, therefore, reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of the assets of the Variable Account. However, the Company makes no guarantee that such modification to the contract will be successful.



DELAYED MATURITY DATE. If the contract's scheduled maturity date is at a time when the annuitant has reached an advanced age, e.g., past age 85, it is possible that the contract would not be treated as an annuity. In that event, the income and gains under the contract would be currently includible in the owner's income.



TAXATION OF PARTIAL AND FULL WITHDRAWALS. In the case of a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. In the case of a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract bears to the Contract Value, can be excluded from income. In the case of a full withdrawal under a Non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract. If an individual transfers an annuity Contract without full and adequate consideration to a person other than the individual's spouse (or to a former spouse incident to a divorce), the Owner will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Other than in the case of certain
Qualified Contracts, any amount received as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of payments received from an annuity Contract provides for the return of the Owner's investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. In the case of Variable Annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. In the case of fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract.

TAXATION OF ANNUITY DEATH BENEFITS. Amounts may be distributed from an annuity Contract because of the death of an Owner or Annuitant. Generally, such amounts are includible in income as follows: (1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal or (2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. There is a 10% penalty tax on the taxable amount of any premature distribution from a Non-Qualified annuity Contract. The penalty tax generally applies to any distribution made prior to the Owner attaining age 59 1/2. However, there should be no penalty tax on distributions to Owners (1) made on or after the Owner attains age 59 1/2; (2) made as a result of the Owner's death or disability; (3) made in substantially equal periodic payments over life or life expectancy; or (4) made under an immediate annuity. Similar rules apply for distributions under certain Qualified Contracts. Please see the Statement of Additional Information for a discussion of other situations in which the penalty tax may not apply.

AGGREGATION OF ANNUITY CONTRACTS. All Non-Qualified annuity Contracts issued by the Company (or its affiliates) to the same Owner during any calendar year will be aggregated and treated as one annuity Contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS


Annuity contracts may be used as investments with certain tax qualified plans such as: (1) Individual Retirement Annuities under Section 408(b) of the Code; (2) Simplified Employee Pension Plans under
Section 408(k) of the Code; (3) Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code; (4) Tax Sheltered Annuities under Section 403(b) of the Code; (5) Corporate and Self Employed Pension and Profit Sharing Plans; and (6) State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. In the case of certain tax qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the contract.


RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of Section
403(b), any annuity Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only after the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

INCOME TAX WITHHOLDING

The Company is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless an individual elects to make a "direct rollover" of such amounts to another qualified plan or Individual Retirement Account or Annuity ("IRA"). Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of (1) required minimum distributions, or (2) a series of substantially equal periodic payments made over a period of at least 10 years, or the life (joint lives) of the participant (and beneficiary). For any distributions from Non-Qualified annuity Contracts, or distributions from Qualified Contracts which are not considered eligible rollover distributions, the Company may be required to withhold federal and state income taxes unless the recipient elects not to have taxes withheld and properly notifies the Company of such election.

VOTING RIGHTS
-----------------------------------------------------------

The Owner or anyone with a voting interest in the Sub-Account of the Variable Account may instruct the Company on how to vote at shareholder meetings of the Fund. The Company will solicit and cast each vote according to the procedures set up by the Fund and to the extent required by law. The Company reserves the right to vote the eligible shares in its own right, if subsequently permitted by the Investment Company Act of 1940, its regulations or interpretations thereof.

Before the Income Starting Date, the Owner holds the voting interest in the Sub-Account. (The number of votes for the Owner will be determined by dividing the Contract Value attributable to a Sub-Account by the net asset value per share of the applicable eligible Portfolio.)

After the Income Starting Date, the person receiving Income Payments has the voting interest. After the Income Starting Date, the votes decrease as Income Payments are made and as the reserves for the Contract decrease. That person's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding eligible Portfolio.

SALES COMMISSION
-----------------------------------------------------------

From its profits the Company may pay a maximum sales commission of 5.75% of Purchase Payments and an annual sales administration expense allowance of up to 0.125% of the average net assets of the Fixed Account to Dean Witter Reynolds Inc., the principal underwriter of the Contracts. Dean Witter will pay annually to its Account Executives from its profits, an amount equal to .10% of the net assets of the Variable Account attributable to Contracts issued and sold after 1984 and any subsequent additions thereon.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

Introduction................................................       3
  Northbrook Life Insurance Company.........................       3
  Dean Witter Reynolds Inc..................................       3
    Additions, Deletions or Substitutions of Investments....       3
    Reinvestment............................................       3
The Contract................................................       3
  Value of Variable Account Accumulation Units..............       3
  Performance Data..........................................       4
Standardized Total Returns..................................       5
  Other Total Returns.......................................       5
  Transfers.................................................       5
  Tax-Free Exchanges (1035).................................       6
General Matters.............................................       6
  Incontestability..........................................       6
  Settlements...............................................       6
  Safekeeping of the Variable Account's Assets..............       6
  Experts...................................................       6
  Legal Matters.............................................       6
Federal Tax Matters.........................................       7
  Introduction..............................................       7
  Taxation of Northbrook Life Insurance Company.............       7
  Exceptions to the Non-Natural Owner Rule..................       7
  Penalty Tax on Premature Distributions....................       7
  IRS Required Distribution at Death Rules..................       8
  Qualified Plans...........................................       8
Types of Qualified Plans....................................       8
  Individual Retirement Annuities...........................       8
  Simplified Employee Pension Plans.........................       8
  Tax Sheltered Annuities...................................       8
  Corporate and Self-Employed Pension and Profit Sharing
   Plans....................................................       8
  State and Local Government and Tax-Exempt Organization
   Deferred Compensation Plans..............................       9
Voting Rights...............................................       9
Sales Commissions...........................................       9
Financial Statements........................................     F-1

ORDER FORM
-----------------------------------------------------------

/ / Please send me a copy of the most recent Statement of Additional Information for the Northbrook Variable Annuity.

------------------------  ---------------------------------------------
         (Date)                               (Name)

                          ---------------------------------------------
                                         (Street Address)

                          ---------------------------------------------
                            (City)            (State)            (Zip
                                              Code)

Send to:  Northbrook Life Insurance Company
          P.O. Box 94040
          Palatine, IL 60094-4040

          Attn:  Annuity Services

                      (This Page Left Intentionally Blank)

                      STATEMENT OF ADDITIONAL INFORMATION

                      NORTHBROOK VARIABLE ANNUITY ACCOUNT

                                       OF

                       NORTHBROOK LIFE INSURANCE COMPANY

                                 P.O. BOX 94040

                            PALATINE, IL 60094-4040

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                 DISTRIBUTED BY

                           DEAN WITTER REYNOLDS INC.

                             TWO WORLD TRADE CENTER

                            NEW YORK, NEW YORK 10048

                              -------------------

This Statement of Additional Information supplements the information in the Prospectus for the Flexible Premium Deferred Variable Annuity Contract ("Contract") offered by Northbrook Life Insurance Company ("Company"), a wholly owned subsidiary of Allstate Life Insurance Company. The Contract is primarily designed to aid individuals in long-term financial planning and it can be used for retirement planning regardless of whether the plan qualifies for special federal income tax treatment.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ
           ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

YOU MAY OBTAIN A COPY OF THE PROSPECTUS FROM DEAN WITTER REYNOLDS INC. ("DEAN
   WITTER"), THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE CONTRACT, BY
          CALLING OR WRITING DEAN WITTER AT THE ADDRESS LISTED ABOVE.


      The Prospectus, dated May 1, 1997, has been filed with the United States
                      Securities and Exchange Commission.



                               DATED MAY 1, 1997

                               TABLE OF CONTENTS

                                                                                                                PAGE
                                                                                                                -----
Introduction...............................................................................................           3
  Northbrook Life Insurance Company........................................................................           3
  Dean Witter Reynolds Inc.................................................................................           3
    Additions, Deletions or Substitutions of Investments...................................................           3
    Reinvestment...........................................................................................           3
The Contract...............................................................................................           3
  Value of Variable Account Accumulation Units.............................................................           3
  Performance Data.........................................................................................           4
Standardized Total Returns.................................................................................           5
  Other Total Returns......................................................................................           5
  Transfers................................................................................................           6
  Tax-Free Exchanges (1035)................................................................................           6
General Matters............................................................................................           7
  Incontestability.........................................................................................           7
  Settlements..............................................................................................           7
  Safekeeping of the Variable Account's Assets.............................................................           7
  Experts..................................................................................................           7
  Legal Matters............................................................................................           7
Federal Tax Matters........................................................................................           7
  Introduction.............................................................................................           7
  Taxation of Northbrook Life Insurance Company............................................................           7
  Exceptions to the Non-Natural Owner Rule.................................................................           8
  Penalty Tax on Premature Distributions...................................................................           8
  IRS Required Distribution at Death Rules.................................................................           8
  Qualified Plans..........................................................................................           9
Types of Qualified Plans...................................................................................           9
  Individual Retirement Annuities..........................................................................           9
  Simplified Employee Pension Plans........................................................................           9
  Savings Incentive Match Plans for Employees (SIMPLE Plans)...............................................           9
  Tax Sheltered Annuities..................................................................................           9
  Corporate and Self-Employed Pension and Profit Sharing Plans.............................................           9
  State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.......................          10
Voting Rights..............................................................................................          10
Sales Commissions..........................................................................................          10
Financial Statements.......................................................................................         F-1

                                  INTRODUCTION

NORTHBROOK LIFE INSURANCE COMPANY

    Incorporated in 1978 as a life insurance company under the laws of the State of Illinois, Northbrook Life Insurance Company ("Company") has done business continuously since that time as "Northbrook Life Insurance Company." The Company's products, annuities and individual life insurance, have been approved by the various states where offered.

DEAN WITTER REYNOLDS INC.

    Dean Witter Reynolds Inc. ("Dean Witter") is the principal underwriter and distributor of the Contracts. Dean Witter is a wholly-owned subsidiary of Dean Witter, Discover & Co. Dean Witter is located at Two World Trade Center, New York, New York Dean Witter is a member of the New York Stock Exchange and the National Association of Securities Dealers, Inc., and its subsidiary, Dean Witter InterCapital, Inc. ("InterCapital"), is registered with the Securities and Exchange Commission as an investment advisor.

    ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

    The Company retains the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Sub-Account of the Variable Account. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Fund, or of another open-end, registered investment company, if the shares of the Portfolio are no longer available for investment, or if, in the Company's judgment, investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account. Substitutions of shares attributable to an Owner's interest in a Sub-Account will not be made until the Owner has been notified of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval is required by the Investment Company Act of 1940. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Owners.

    The Company may also establish additional Sub-Accounts of the Variable Account. Each additional Sub-Account would purchase shares in a new Portfolio of the Fund or in another mutual fund. New Sub-Accounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant. Any new Sub-Accounts will be made available to existing Contract Owners on a basis to be determined by the Company. The Company may also eliminate one or more Sub-Accounts if, in its sole discretion, marketing, tax or investment conditions so warrant.

    In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If deemed to be in the best interests of persons having voting rights under the policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under such Act in the event such registration is no longer required.

    REINVESTMENT

    All dividends and capital gains distributions from the Portfolios are automatically reinvested in shares of the distributing Portfolio at their net asset value.

                                  THE CONTRACT

VALUE OF VARIABLE ACCOUNT ACCUMULATION UNITS

    The value of Variable Account Accumulation Units will vary in accordance with investment experience of the Portfolio in which the Sub-Account invests. The number of such Accumulation Units credited to a Contract will not, however, change as a result of any fluctuations in the value of the Accumulation Unit.

    The Accumulation Units in each Sub-Account of the Variable Account are valued separately. The value of Accumulation Units in any Valuation Period will depend upon the investment performance of the shares purchased by each Sub-Account in a particular Portfolio.

    The value of an Accumulation Unit in a Sub-Account for any Valuation Period equals the value of such unit as of the immediately preceding Valuation Period, multiplied by the "Net Investment Factor" for that Sub-Account for the current Valuation Period. The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (A) by (B) and subtracting (C), where:

        (A) is the sum of:

           (1) the net asset value per share of the Portfolio(s) underlying the Sub-Account determined at the end of the current valuation period; plus,

           (2) the per share amount of any dividend or capital gain distributions made by the Portfolio(s) underlying the Sub-Account during the current valuation period.

        (B) is the net asset value per share of the Portfolio(s) underlying the Sub-Account determined as of the end of the immediately preceding valuation period.

        (C) is the annualized Mortality and Expense Risk Charges divided by 365 and then multiplied by the number of calendar days in the current valuation period.

PERFORMANCE DATA

    From time to time the Variable Account may publish advertisements containing performance data relating to its Sub-Accounts. The performance data for the Sub-Accounts (other than for the Money Market Sub-Account) will always be accompanied by total return quotations.

    A Sub-Account's "average annual total return" represents an annualization of the Sub-Account's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of a one, five or ten year period, or for a period from the date of commencement of the Sub-Account's operations, if shorter than any of the foregoing. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value, including deductions for any Surrender Charges or Contract Maintenance Charges imposed on the Contracts by the Variable Account, by the initial hypothetical $1,000 Purchase Payment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

    The Surrender Charges assessed on this redemption were computed as follows. For Contracts that have passed their first Contract Anniversary, the Free Withdrawal Amount is not assessed a Surrender Charge. Surrender Charges are charged on the amount of redemption equal to the value of the Purchase Payment, reduced by the Free Withdrawal Amount, if any. The Surrender Charge schedule specifies one rate for less than one year and another rate for one year, but less than two years, and another rate for two years, but less than three years, and so on until six years or more. For a one year total return calculation the second rate (i.e., one year, but less than two years) is assessed. The Contract Maintenance Charge ($30 per contract) used in the total return calculation is prorated using the following method: The total amount of annual contract fees collected during the year is divided by the total average net assets of all the Sub-Accounts. The resulting percentage is then multiplied by the initial hypothetical $1,000 Purchase Payment.

    In addition, the Variable Account may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations may or may not reflect the deductions of some or all of the charges which may be imposed on the Contracts by the Variable Account which, if reflected, would reduce the performance quoted. The formula for computing such total return quotations involves a percent unit change calculation. This calculation is the Accumulation Unit value at the end of the defined period divided by the Accumulation Unit value at the beginning of such period minus 1. The periods included in such advertisements may include among others "year-to-date" (prior calendar year end to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and "Inception (commencement of the Sub-Account's operation) to-date" (day of the advertisement).

                           STANDARDIZED TOTAL RETURNS


    The standardized average annual total returns for the Sub-Accounts for the one-year, five-year and ten year or since inception periods ending December 31, 1996 are presented below:



                                                                                                    10-YEARS OR
                                                                                                       SINCE
                                                                                                  INCEPTION* (IF
SUB-ACCOUNT                                                              ONE-YEAR     FIVE-YEAR        LESS)
----------------------------------------------------------------------  -----------  -----------  ---------------
Capital Growth........................................................       5.34%        5.38%          9.02%
Dividend Growth.......................................................      17.02%       13.71%         12.35%
Equity................................................................       6.11%       11.40%         11.93%
European Growth.......................................................      22.69%       19.55%         16.62%
Global Dividend Growth................................................      11.02%         N/A          10.92%
High Yield............................................................       5.75%       11.67%          6.14%
Money Market..........................................................        N/A          N/A            N/A
Pacific Growth........................................................      -1.86%         N/A          -1.50%
Quality Income Plus...................................................      -4.05%        6.28%          7.58%
Strategist............................................................       8.61%        7.79%          8.83%
Utilities.............................................................       2.65%        9.27%         10.21%


------------------------


* The Money Market, High Yield and Equity Sub-Accounts commenced operation on March 9, 1984. The Quality Income Plus and Strategist Sub-Accounts commenced operation on March 1, 1987. The Utilities and Dividend Growth Sub-Accounts commenced operation on March 1, 1990. The Capital Growth and European Growth Sub-Accounts commenced operation on March 1, 1991. The Global Dividend Growth and Pacific Growth Sub-Accounts commenced operation on February 23, 1994. The Income Builder and Capital Appreciation Sub-Accounts commenced operation on January 21, 1997.


OTHER TOTAL RETURNS

    From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered.

    Such average annual total return information for the Sub-Accounts (not including deduction of the Surrender Charge) is as follows:


                                                                                                         10-YEARS OR
                                                                                                            SINCE
                                                                                                       INCEPTION* (IF
SUB-ACCOUNT                                                                   ONE-YEAR     FIVE-YEAR        LESS)
---------------------------------------------------------------------------  -----------  -----------  ---------------
Capital Growth.............................................................      10.43%        5.65%          9.24%
Dividend Growth............................................................      22.72%       13.98%         12.40%
Equity.....................................................................      11.24%       11.67%         11.98%
European Growth............................................................      28.69%       19.84%         16.85%
Global Dividend Growth.....................................................      16.41%         N/A          12.46%
High Yield.................................................................      10.86%       11.94%          6.21%
Money Market...............................................................        N/A          N/A            N/A
Pacific Growth.............................................................       2.85%         N/A          -0.15%
Quality Income Plus........................................................       0.54%        6.54%          7.62%
Strategist.................................................................      13.87%        8.05%          8.88%
Utilities..................................................................       7.59%        9.54%         10.26%


------------------------


* The Money Market, High Yield and Equity Sub-Accounts commenced operation on March 9, 1984. The Quality Income Plus and Strategist Sub-Accounts commenced operation on March 1, 1987. The Utilities and Dividend Growth Sub-Accounts commenced operation on March 1, 1990. The Capital Growth and European Growth Sub-Accounts commenced operation on March 1, 1991. The Global Dividend Growth and Pacific Growth Sub-Accounts commenced operation on February 23, 1994. The Income Builder and Capital Appreciation Sub-Accounts commenced operation on January 21, 1997.


    The Variable Account may also advertise the performance of the Sub-Accounts relative to certain performance rankings and indexes compiled by independent organizations.

TRANSFERS

    Currently the Company is not enforcing certain restrictions on transfers and, therefore, prior to the Income Starting Date amounts may be transferred out of Sub-Accounts of the Variable Account at any time. The restrictions in the Contracts, which could be enforced in the future, provide that transfers among Sub-Accounts of the Variable Account, or from the Variable Account to the Fixed Account, may not be made for the first 30 days after the Contract is issued and thereafter such transfers may occur only once every 30 days. The Company reserves the right to enforce these restrictions in the future. However, the Company will notify Owners at least 30 days prior to enforcing these restrictions.

TAX-FREE EXCHANGES (SECTION 1035)

    The Company accepts Purchase Payments which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between Section 1035 Purchase Payments and non-1035 Purchase Payments.

    The Company also accepts "rollovers" from Contracts qualifying as tax-sheltered annuities (TSAs), individual retirement annuities or accounts,
(IRAs), or any other qualified contract which is eligible to "rollover" into an IRA. The Company differentiates between non-qualified Contracts and TSAs and IRAs to the extent necessary to comply with federal tax laws. For example, the Company restricts the assignment, transfer or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment.

                                GENERAL MATTERS

INCONTESTABILITY

    The Contract will not be contested after it is issued.

SETTLEMENTS

    The Contract must be returned to the Company prior to any settlement. Due proof of any Owner's or Annuitant's (and any Joint Annuitant's) death must be received prior to settlement of a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

    The Company holds title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Portfolio shares held by each of the Sub-Accounts.

    The Dean Witter Variable Investment Series ("Fund") does not issue certificates and, therefore, the Company holds the Account's assets in open account in lieu of stock certificates. See the Fund's Prospectus for a more complete description of the Fund's custodian.

EXPERTS

    The financial statements of the Variable Account and the financial statements and financial statement schedule of the Company appearing in this Statement of Additional Information (which is incorporated by reference in the prospectus of Northbrook Variable Annuity Account of Northbrook Life Insurance Company) have been audited by Deloitte & Touche LLP, Two Prudential Plaza, 180
N. Stetson Avenue, Chicago, Illinois, independent auditors, as stated in their reports appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

LEGAL MATTERS

    Certain legal matters relating to the federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Routier and Johnson, P.C., of Washington, D.C. All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of Northbrook Life Insurance Company.

                              FEDERAL TAX MATTERS

INTRODUCTION

    THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. THE COMPANY MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF NORTHBROOK LIFE INSURANCE COMPANY

    The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The following discussion assumes that the Company is taxed as a life insurance company under Part I of Subchapter L. Since the Variable Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the contract. Under existing federal income tax law, the Company believes that the Variable Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract.

    Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Variable Account, then the Company may impose a charge against the Variable Account (with respect to some or all contracts) in order to set aside provisions to pay such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

    There are several exceptions to the general rule that contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

    There is a 10% penalty tax on the taxable amount of any payment received from a non-qualified annuity contract unless: (1) made after the owner reaches 59 1/2; (2) attributable to the owner's disability; (3) attributable to investment before August 14, 1982, including earnings on pre-August 14, 1982 investment; (4) made from certain qualified contracts; (5) made after the death of the owner; (6) made under an immediate annuity contract; (7) made from an annuity purchased and held by an employer upon the termination of a qualified retirement plan; (8) made under a qualified funding asset; (9) made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life of or life expectancy of the owner or the joint lives of joint life expectancies of the owner and designated beneficiary. Similar rules apply in the case of qualified contracts.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

    In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

    This annuity contract may be used with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Owners and participants under the plan and annuitants and beneficiaries under the contract may be subject to the terms and conditions of the plan regardless of the terms of the contract.

                            TYPES OF QUALIFIED PLANS

INDIVIDUAL RETIREMENT ANNUITIES

    Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

SIMPLIFIED EMPLOYEE PENSION PLANS

    Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)



    Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the contract in conjunction with SIMPLE plans should seek competent tax and legal advice.


TAX SHELTERED ANNUITIES

    Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only after the employee attains age 59 1/2, separates from service, dies, becomes disabled or in the case of hardship (earnings on salary reduction contributions may not be distributed for hardship).

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

    Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION
  PLANS

    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, under the non-natural owner rules, such contracts are not treated as annuity contracts for federal income tax purposes.

                                 VOTING RIGHTS

    The number of votes which a person has the right to instruct will be calculated separately for each Sub-Account. That number will be determined by applying his/her percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to the Sub-Account.

    The number of votes of the Portfolio which an Owner has a right to instruct will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

    Fund shares as to which no timely instructions are received will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

    Each person having a voting interest in a Sub-Account will receive proxy material, reports and other materials relating to the appropriate Portfolio.

                               SALES COMMISSIONS

    The Company pays Dean Witter for its underwriting and general agent's services a sales commission of up to 5.75% of the Purchase Payments and sales administration expense allowance of up to 0.125% of the Average Net Assets of the Fixed Account. These commissions are intended to cover Dean Witter's expenses in distributing and selling the Contracts.

    Under the Underwriting Agreement and Managing General Agent's Agreement between Dean Witter and the Company, Dean Witter is responsible for paying costs and expenses associated with licensing its agents, paying agent's commissions, printing, mailing and distributing the Prospectus to prospective purchasers; and preparing, printing and distributing sales literature. In the event the commissions fail to adequately compensate Dean Witter for these expenses, Dean Witter will pay these expenses from its own funds.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
NORTHBROOK LIFE INSURANCE COMPANY:


We have audited the accompanying Statements of Financial Position of Northbrook Life Insurance Company (the "Company") as of December 31, 1996 and 1995, and the related Statements of Operations, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1996. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Northbrook Life Insurance Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.


/s/ DELOITTE & TOUCHE LLP



Chicago, Illinois
February 21, 1997

                       NORTHBROOK LIFE INSURANCE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                                               DECEMBER 31,
                                                                                        --------------------------
                                                                                            1996          1995
                                                                                        ------------  ------------
                                                                                             ($ IN THOUSANDS)
ASSETS
  Investments
    Fixed income securities, at fair value (amortized cost $65,500 and $59,142).......  $     67,479  $     63,229
    Short-term........................................................................         6,590         8,049
                                                                                        ------------  ------------
        Total investments.............................................................        74,069        71,278
  Reinsurance recoverable from Allstate Life Insurance Company........................     2,480,034     2,636,981
  Cash................................................................................       --                 87
  Net receivable from Allstate Life Insurance Company.................................         4,505         6,183
  Other assets........................................................................         2,639         2,164
  Separate Accounts...................................................................     4,354,783     3,354,910
                                                                                        ------------  ------------
        Total assets..................................................................  $  6,916,030  $  6,071,603
                                                                                        ------------  ------------
                                                                                        ------------  ------------
LIABILITIES
  Reserve for life-contingent contract benefits.......................................  $    143,346  $    139,509
  Contractholder funds................................................................     2,336,296     2,497,278
  Income taxes payable................................................................           814           233
  Deferred income taxes...............................................................         2,085         2,798
  Separate Accounts...................................................................     4,354,783     3,354,910
                                                                                        ------------  ------------
        Total liabilities.............................................................     6,837,324     5,994,728
                                                                                        ------------  ------------
SHAREHOLDER'S EQUITY
  Common stock, $100 par value, 25,000 shares authorized, issued and outstanding......         2,500         2,500
  Additional capital paid-in..........................................................        56,600        56,600
  Unrealized net capital gains........................................................         1,286         2,657
  Retained income.....................................................................        18,320        15,118
                                                                                        ------------  ------------
        Total shareholder's equity....................................................        78,706        76,875
                                                                                        ------------  ------------
        Total liabilities and shareholder's equity....................................  $  6,916,030  $  6,071,603
                                                                                        ------------  ------------
                                                                                        ------------  ------------

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       -------------------------------
                                                                                         1996       1995       1994
                                                                                       ---------  ---------  ---------
                                                                                              ($ IN THOUSANDS)
REVENUES
  Net investment income..............................................................  $   4,888  $   4,782  $   2,881
  Realized capital gains and losses..................................................        (20)        67       (193)
                                                                                       ---------  ---------  ---------
INCOME BEFORE INCOME TAX EXPENSE.....................................................      4,868      4,849      2,688
INCOME TAX EXPENSE...................................................................      1,666      1,686        955
                                                                                       ---------  ---------  ---------
NET INCOME...........................................................................  $   3,202  $   3,163  $   1,733
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                       YEAR ENDED DECEMBER 31,
                                                                                   -------------------------------
                                                                                     1996       1995       1994
                                                                                   ---------  ---------  ---------
                                                                                          ($ IN THOUSANDS)
COMMON STOCK.....................................................................  $   2,500  $   2,500  $   2,500
                                                                                   ---------  ---------  ---------
ADDITIONAL CAPITAL PAID-IN
  Balance, beginning of year.....................................................     56,600     56,600     31,600
    Capital contribution.........................................................     --         --         25,000
                                                                                   ---------  ---------  ---------
  Balance, end of year...........................................................     56,600     56,600     56,600
                                                                                   ---------  ---------  ---------
UNREALIZED NET CAPITAL GAINS
  Balance, beginning of year.....................................................      2,657     (1,553)       747
    Net (decrease) increase......................................................     (1,371)     4,210     (2,300)
                                                                                   ---------  ---------  ---------
  Balance, end of year...........................................................      1,286      2,657     (1,553)
                                                                                   ---------  ---------  ---------
RETAINED INCOME
  Balance, beginning of year.....................................................     15,118     11,955     10,222
    Net income...................................................................      3,202      3,163      1,733
                                                                                   ---------  ---------  ---------
  Balance, end of year...........................................................     18,320     15,118     11,955
                                                                                   ---------  ---------  ---------
        Total shareholder's equity...............................................  $  78,706  $  76,875  $  69,502
                                                                                   ---------  ---------  ---------
                                                                                   ---------  ---------  ---------

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                     YEAR ENDED DECEMBER 31,
                                                                                ----------------------------------
                                                                                   1996        1995        1994
                                                                                ----------  ----------  ----------
                                                                                         ($ IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income..................................................................  $    3,202  $    3,163  $    1,733
  Adjustments to reconcile net income to net cash provided by (used in)
    operating activities
    Amortization and other non-cash items.....................................         782         903         640
    Realized capital losses (gains)...........................................          20         (67)        193
    (Decrease) increase in life-contingent contract benefits and
      contractholder funds....................................................        (198)        113         (58)
    Change in deferred income taxes...........................................          24         608        (114)
    Changes in other operating assets and liabilities.........................         864      (2,705)     (3,835)
                                                                                ----------  ----------  ----------
        Net cash provided by (used in) operating activities...................       4,694       2,015      (1,441)
                                                                                ----------  ----------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES
  Fixed income securities
    Proceeds from sales.......................................................       3,522       5,423       1,256
    Investment collections....................................................       5,770       7,108       7,626
    Investment purchases......................................................     (15,532)     (9,843)    (36,071)
  Change in short-term investments, net.......................................       1,459      (4,675)      3,475
                                                                                ----------  ----------  ----------
        Net cash used in investing activities.................................      (4,781)     (1,987)    (23,714)
                                                                                ----------  ----------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES
  Capital contribution........................................................      --          --          25,000
                                                                                ----------  ----------  ----------
      Net cash provided by financing activities...............................      --          --          25,000
                                                                                ----------  ----------  ----------
NET (DECREASE) INCREASE IN CASH...............................................         (87)         28        (155)
CASH AT BEGINNING OF YEAR.....................................................          87          59         214
                                                                                ----------  ----------  ----------
CASH AT END OF YEAR...........................................................  $   --      $       87  $       59
                                                                                ----------  ----------  ----------
                                                                                ----------  ----------  ----------

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)

1. GENERAL

    BASIS OF PRESENTATION

    The accompanying financial statements include the accounts of Northbrook Life Insurance Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). On June 30, 1995, Sears, Roebuck and Co. ("Sears") distributed its 80.3% ownership in the Corporation to Sears common shareholders through a tax-free dividend (the "Distribution"). These financial statements have been prepared in conformity with generally accepted accounting principles.

    To conform with the 1996 presentation, certain items in the prior years' financial statements and notes have been reclassified.

    NATURE OF OPERATIONS

    The Company markets life insurance contracts and various annuity products in the United States through Dean Witter Reynolds Inc. ("Dean Witter") (see Note
4), a wholly owned subsidiary of Dean Witter, Discover & Co. ("Dean Witter Discover"). Life insurance contracts sold by the Company include universal life and other interest-sensitive life products. Annuities include deferred annuities, such as variable annuities and fixed rate single and flexible premium annuities, and immediate annuities.

    Annuity and life insurance contracts issued by the Company are subject to discretionary withdrawal or surrender by the contractholder, subject to applicable surrender charges. These contracts are reinsured with ALIC (see Note
3), which invests premiums and deposits to create cash flows that will fund future benefits and expenses. In order to support competitive credited rates, ALIC adheres to a basic philosophy of matching assets with related liabilities to limit interest rate risk, while maintaining adequate liquidity and a prudent and diversified level of credit risk.

    The Company monitors economic and regulatory developments which have the potential to impact its business. There continues to be proposed federal legislation and regulation which would allow banks greater participation in securities and insurance businesses, which could present an increased level of competition for sales of the Company's annuity contracts. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the market for these products.

    The Company is authorized to sell life and annuity products in all states except New York, as well as the District of Columbia and Puerto Rico. The top geographic locations for statutory premiums earned are California, Florida, Texas and Pennsylvania for the year ended December 31, 1996. No other jurisdiction accounted for more than 5% of statutory premiums. All premiums and contract charges are ceded to ALIC under reinsurance agreements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS

    Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses.

                       NORTHBROOK LIFE INSURANCE COMPANY

                                ($ IN THOUSANDS)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    Short-term investments are carried at cost which approximates fair value.

    Investment income consists primarily of interest, which is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

    RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES


    Revenues on interest-sensitive life insurance contracts are comprised of contract charges and fees, and are recognized when assessed against the policyholder account balance. Revenues on annuities, which are considered investment contracts, include contract charges and fees for contract administration and surrenders. These revenues are recognized when levied against the contract balances.


    REINSURANCE

    The Company and ALIC have reinsurance agreements under which all premiums and deposits are transferred to ALIC. Premiums, contract charges, credited interest and policy benefits are ceded and reflected net of such cessions in the statements of operations. The amounts shown in the Company's statements of operations relate to the investment of those assets of the Company that are not transferred to ALIC under reinsurance agreements. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

    INCOME TAXES

    The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities and the enacted tax regulations. Deferred income taxes also arise from unrealized capital gains or losses on fixed income securities carried at fair value.

    SEPARATE ACCOUNTS

    The Company issues flexible premium deferred variable annuity contracts, the assets and liabilities of which are legally segregated and reflected in the accompanying statements of financial position as assets and liabilities of the Separate Accounts. Assets and liabilities of the Separate Accounts represent funds of Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II ("Separate Accounts"), unit investment trusts registered with the Securities and Exchange Commission.

    The assets of the Separate Accounts are carried at fair value. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance fees, administration fees and mortality and expense risk charges, which are ceded to ALIC.

    RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

    The reserve for life-contingent contract benefits, which relates to structured settlement annuities and supplemental contracts with life contingencies, is computed on the basis of assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life are applied using the net level premium method, include provisions for adverse deviation and

                       NORTHBROOK LIFE INSURANCE COMPANY

                                ($ IN THOUSANDS)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) generally vary by such characteristics as type of coverage, year of issue and policy duration. Reserve interest rates ranged from 3.96% to 11.00% during 1996.

    CONTRACTHOLDER FUNDS

    Contractholder funds arise from the issuance of individual or group contracts that include an investment component, including most annuities and interest-sensitive life insurance contracts. Payments received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. During 1996, credited interest rates on contractholder funds ranged from 3.10% to 9.51% for those contracts with fixed interest rates and from 3.25% to 7.86% for those with flexible rates.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3. RELATED PARTY TRANSACTIONS

    REINSURANCE

    Premiums and contract charges ceded to ALIC were $3,024 and $60,744 in 1996, $2,284 and $52,348 in 1995, and $1,886 and $38,306 in 1994. Credited interest, policy benefits and expenses ceded to ALIC amounted to $207,752, $229,525 and $243,326 in 1996, 1995 and 1994, respectively. Investment income earned on the assets which support contractholder funds is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of reinsurance agreements.

    BUSINESS OPERATIONS

    The Company utilizes services and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC for the operating expenses incurred by AIC on behalf of the Company. The cost to the Company is determined by various allocation methods and is primarily related to the level of services provided. Operating expenses, including compensation and retirement and other benefit programs allocated to the Company were $8,074, $5,341 and $5,483 in 1996, 1995 and 1994, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4. EXCLUSIVE DISTRIBUTION AGREEMENT

    The Company and ALIC have formed a strategic alliance with Dean Witter to develop, market and distribute proprietary annuity and life insurance products through Dean Witter account executives. Dean Witter provides a portion of the funding for these products through loans to an affiliate of the Company.

    Under the terms of the strategic alliance, which is cancelable by either party, the Company has agreed to use Dean Witter as an exclusive distribution channel for the Company's products. Dean Witter Discover's wholly owned subsidiary, Dean Witter Intercapital Inc., is the investment manager for the Dean Witter Variable Investment Series, the fund in which the assets of the Separate Accounts are invested.

    On February 5, 1997, Dean Witter Discover and Morgan Stanley Group Inc. announced that they had entered into an agreement and plan of merger, with the combined company to be named Morgan Stanley,

                       NORTHBROOK LIFE INSURANCE COMPANY

                                ($ IN THOUSANDS)

4. EXCLUSIVE DISTRIBUTION AGREEMENT (CONTINUED)
Dean Witter, Discover & Co. The parties to the merger anticipate that the transaction will close in mid-1997. The Company does not expect the merger to have a significant impact on its business.

5. INVESTMENTS

    FAIR VALUES

    The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                                         GROSS UNREALIZED
                                                          AMORTIZED   ----------------------    FAIR
AT DECEMBER 31, 1996                                        COST        GAINS     (LOSSES)      VALUE
-------------------------------------------------------  -----------  ---------  -----------  ---------
U.S. government and agencies...........................   $   8,629   $     193   $     (54)  $   8,768
Municipal..............................................         873          48      --             921
Corporate..............................................      16,902         260         (69)     17,093
Mortgage-backed securities.............................      39,096       1,883        (282)     40,697
                                                         -----------  ---------       -----   ---------
    Total fixed income securities......................   $  65,500   $   2,384   $    (405)  $  67,479
                                                         -----------  ---------       -----   ---------
                                                         -----------  ---------       -----   ---------


                                                                         GROSS UNREALIZED
                                                          AMORTIZED   ----------------------    FAIR
AT DECEMBER 31, 1995                                        COST        GAINS     (LOSSES)      VALUE
-------------------------------------------------------  -----------  ---------  -----------  ---------
U.S. government and agencies...........................   $   8,619   $     880   $  --       $   9,499
Municipal..............................................       1,583          83      --           1,666
Corporate..............................................       4,967         349      --           5,316
Mortgage-backed securities.............................      43,973       3,003        (228)     46,748
                                                         -----------  ---------       -----   ---------
    Total fixed income securities......................   $  59,142   $   4,315   $    (228)  $  63,229
                                                         -----------  ---------       -----   ---------
                                                         -----------  ---------       -----   ---------

    SCHEDULED MATURITIES

    The scheduled maturities for fixed income securities are as follows at December 31, 1996:

                                                                              AMORTIZED     FAIR
                                                                                COST        VALUE
                                                                             -----------  ---------
Due in one year or less....................................................   $      60   $      60
Due after one year through five years......................................       3,416       3,525
Due after five years through ten years.....................................      15,706      15,958
Due after ten years........................................................       7,222       7,239
                                                                             -----------  ---------
                                                                                 26,404      26,782
Mortgage-backed securities.................................................      39,096      40,697
                                                                             -----------  ---------
    Total..................................................................   $  65,500   $  67,479
                                                                             -----------  ---------
                                                                             -----------  ---------

    Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                       NORTHBROOK LIFE INSURANCE COMPANY

                                ($ IN THOUSANDS)

5. INVESTMENTS (CONTINUED)
    NET INVESTMENT INCOME

                                                                           YEAR ENDED DECEMBER 31,
                                                                       -------------------------------
                                                                         1996       1995       1994
                                                                       ---------  ---------  ---------
Fixed income securities..............................................  $   4,675  $   4,633  $   2,735
Short-term...........................................................        390        215        192
                                                                       ---------  ---------  ---------
    Investment income, before expense................................      5,065      4,848      2,927
    Investment expense...............................................        177         66         46
                                                                       ---------  ---------  ---------
    Net investment income............................................  $   4,888  $   4,782  $   2,881
                                                                       ---------  ---------  ---------
                                                                       ---------  ---------  ---------

    REALIZED CAPITAL GAINS AND LOSSES

                                                                           YEAR ENDED DECEMBER 31,
                                                                       -------------------------------
                                                                         1996       1995       1994
                                                                       ---------  ---------  ---------
Fixed income securities..............................................  $     (20) $      67  $    (193)
Income tax benefit (expense).........................................          7        (23)        68
                                                                       ---------  ---------  ---------
Realized capital losses and gains, after tax.........................  $     (13) $      44  $    (125)
                                                                       ---------  ---------  ---------
                                                                       ---------  ---------  ---------

    PROCEEDS FROM SALES OF FIXED INCOME SECURITIES

    Proceeds from sales of investments in fixed income securities were $3,522, $5,423 and $1,256 in 1996, 1995 and 1994, respectively. Gross losses of $32 and $179 were realized on sales of fixed income securities during 1996 and 1994, respectively, and gross gains of $67 were recognized during 1995.

    UNREALIZED NET CAPITAL GAINS

    Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 1996 are as follows:

                                                                    COST/
                                                                  AMORTIZED     FAIR     UNREALIZED
                                                                    COST        VALUE     NET GAINS
                                                                 -----------  ---------  -----------
Fixed income securities........................................   $  65,500   $  67,479   $   1,979
                                                                 -----------  ---------
                                                                 -----------  ---------
Deferred income taxes..........................................                                (693)
                                                                                         -----------
    Unrealized net capital gains...............................                           $   1,286
                                                                                         -----------
                                                                                         -----------

    CHANGE IN UNREALIZED NET CAPITAL GAINS

                                                                        YEAR ENDED DECEMBER 31,
                                                                    -------------------------------
                                                                      1996       1995       1994
                                                                    ---------  ---------  ---------
Fixed income securities...........................................  $  (2,108) $   6,477  $  (3,539)
Deferred income taxes.............................................        737     (2,267)     1,239
                                                                    ---------  ---------  ---------
    Change in unrealized net capital gains........................  $  (1,371) $   4,210  $  (2,300)
                                                                    ---------  ---------  ---------
                                                                    ---------  ---------  ---------

                       NORTHBROOK LIFE INSURANCE COMPANY

                                ($ IN THOUSANDS)

5. INVESTMENTS (CONTINUED)
    SECURITIES ON DEPOSIT

    At December 31, 1996, fixed income securities with a carrying value of $7,376 were on deposit with regulatory authorities as required by law.

6. FINANCIAL INSTRUMENTS

    In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's assets (including reinsurance recoverable) and liabilities (including deferred income taxes and reserve for life-contingent contract benefits) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, including accrued investment income and cash, are generally of a short-term nature. It is assumed that their carrying value approximates fair value.

    FINANCIAL ASSETS

                                                              AT DECEMBER 31,
                                           ------------------------------------------------------
                                                      1996                        1995
                                           --------------------------  --------------------------
                                             CARRYING                    CARRYING
                                              VALUE       FAIR VALUE      VALUE       FAIR VALUE
                                           ------------  ------------  ------------  ------------
Fixed income securities..................  $     67,479  $     67,479  $     63,229  $     63,229
Short-term investments...................         6,590         6,590         8,049         8,049
Separate Accounts........................     4,354,783     4,354,783     3,354,910     3,354,910

    Fair values for fixed income securities are based on quoted market prices. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value approximates fair value. Assets of the Separate Accounts are carried in the statements of financial position at fair value.

    FINANCIAL LIABILITIES

                                                              AT DECEMBER 31,
                                           ------------------------------------------------------
                                                      1996                        1995
                                           --------------------------  --------------------------
                                             CARRYING                    CARRYING
                                              VALUE       FAIR VALUE      VALUE       FAIR VALUE
                                           ------------  ------------  ------------  ------------
Contractholder funds on investment
 contracts...............................  $  2,143,482  $  2,118,583  $  2,294,536  $  2,274,053
Separate Accounts........................     4,354,783     4,354,783     3,354,910     3,354,910

    The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Account liabilities are carried at the fair value of the underlying assets.

                       NORTHBROOK LIFE INSURANCE COMPANY

                                ($ IN THOUSANDS)

7. INCOME TAXES

    Consolidated federal income tax returns are filed by the Corporation and its eligible subsidiaries, including the Company. Tax liabilities and benefits realized by the consolidated group are allocated as generated by the respective entities.

    Prior to the Distribution, the Corporation and all of its domestic subsidiaries, including the Company (the "Allstate Group") joined with Sears and its domestic business units (the "Sears Group") in the filing of a consolidated federal income tax return (the "Sears Tax Group") and were parties to a federal income tax allocation agreement (the "Tax Sharing Agreement"). Under the Tax Sharing Agreement, the Company, through the Corporation, paid to or received from the Sears Group the amount, if any, by which the Sears Tax Group's federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this resulted in the Company's annual income tax provision being computed as if the Company filed a separate return, except that items such as net operating losses, capital losses or similar items, which might not be recognized in a separate return, were allocated according to the Tax Sharing Agreement.

    The Allstate Group and Sears Group have entered into an agreement which governs their respective rights and obligations with respect to federal income taxes for all periods prior to the Distribution ("Consolidated Tax Years"). The agreement provides that all Consolidated Tax Years will continue to be governed by the Tax Sharing Agreement with respect to the Company's federal income tax liability.

    The components of the net deferred income tax liability at December 31, 1996 and 1995 are as follows:

                                                                                 AT DECEMBER 31,
                                                                               --------------------
                                                                                 1996       1995
                                                                               ---------  ---------
Difference in tax bases of investments.......................................  $  (1,392) $  (1,368)
Unrealized net capital gains on fixed income securities......................       (693)    (1,430)
                                                                               ---------  ---------
    Total deferred liability.................................................  $  (2,085) $  (2,798)
                                                                               ---------  ---------
                                                                               ---------  ---------

    The components of income tax expense are as follows:

                                                                           YEAR ENDED DECEMBER 31,
                                                                       -------------------------------
                                                                         1996       1995       1994
                                                                       ---------  ---------  ---------
Current..............................................................  $   1,642  $   1,078  $   1,069
Deferred.............................................................         24        608       (114)
                                                                       ---------  ---------  ---------
    Total income tax expense.........................................  $   1,666  $   1,686  $     955
                                                                       ---------  ---------  ---------
                                                                       ---------  ---------  ---------

    The Company paid income taxes of $2,308, $1,555 and $1,393 in 1996, 1995 and 1994, respectively, to ALIC. The Company had income taxes payable to ALIC of $814 and $233 at December 31, 1996 and 1995, respectively.

                       NORTHBROOK LIFE INSURANCE COMPANY

                                ($ IN THOUSANDS)

8. STATUTORY FINANCIAL INFORMATION

    The following tables reconcile net income and shareholder's equity as reported herein in conformity with generally accepted accounting principles with statutory net income and capital and surplus, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                                 NET INCOME
                                                                       -------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                                       -------------------------------
                                                                         1996       1995       1994
                                                                       ---------  ---------  ---------
Balance per generally accepted accounting principles.................  $   3,202  $   3,163  $   1,733
    Deferred income taxes............................................         24        608       (114)
    Non-admitted assets and statutory reserves.......................       (661)    (1,471)       (27)
                                                                       ---------  ---------  ---------
Balance per statutory accounting practices...........................  $   2,565  $   2,300  $   1,592
                                                                       ---------  ---------  ---------
                                                                       ---------  ---------  ---------

                                                                              SHAREHOLDER'S EQUITY
                                                                              --------------------
                                                                                AT DECEMBER 31,
                                                                              --------------------
                                                                                1996       1995
                                                                              ---------  ---------
Balance per generally accepted accounting principles........................  $  78,706  $  76,875
    Deferred income taxes...................................................      2,085      2,798
    Unrealized gain/loss on fixed income securities.........................     (1,979)    (4,087)
    Non-admitted assets and statutory reserves..............................     (2,503)    (2,001)
    Other...................................................................     (1,211)      (520)
                                                                              ---------  ---------
Balance per statutory accounting practices..................................  $  75,098  $  73,065
                                                                              ---------  ---------
                                                                              ---------  ---------

    PERMITTED STATUTORY ACCOUNTING PRACTICES

    The Company prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the Illinois Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus or risk-based capital.

    DIVIDENDS

    The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by insurance companies without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 1997 without prior approval of both the Illinois and California Departments of Insurance is $7,260.

                       NORTHBROOK LIFE INSURANCE COMPANY

                            SCHEDULE IV--REINSURANCE

                                ($ IN THOUSANDS)

                                 YEAR ENDED DECEMBER 31, 1996

                                                                  GROSS                  NET
                                                                 AMOUNT      CEDED     AMOUNT
                                                                ---------  ---------  ---------
Life insurance in force.......................................  $ 556,242  $ 556,242  $  --
                                                                ---------  ---------  ---------
                                                                ---------  ---------  ---------
Premiums and contract charges:
  Life and annuities..........................................  $  64,519  $  64,519  $  --
                                                                ---------  ---------  ---------
                                                                ---------  ---------  ---------


                                 YEAR ENDED DECEMBER 31, 1995

                                                                  GROSS                  NET
                                                                 AMOUNT      CEDED     AMOUNT
                                                                ---------  ---------  ---------
Life insurance in force.......................................  $ 610,478  $ 610,478  $  --
                                                                ---------  ---------  ---------
                                                                ---------  ---------  ---------
Premiums and contract charges:
  Life and annuities..........................................  $  54,632  $  54,632  $  --
                                                                ---------  ---------  ---------
                                                                ---------  ---------  ---------

                                 YEAR ENDED DECEMBER 31, 1994

                                                                  GROSS                  NET
                                                                 AMOUNT      CEDED     AMOUNT
                                                                ---------  ---------  ---------
Life insurance in force.......................................  $ 661,356  $ 661,356  $  --
                                                                ---------  ---------  ---------
                                                                ---------  ---------  ---------
Premiums and contract charges:
  Life and annuities..........................................  $  40,192  $  40,192  $  --
                                                                ---------  ---------  ---------
                                                                ---------  ---------  ---------

                 (This page has been left blank intentionally.)

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
NORTHBROOK LIFE INSURANCE COMPANY:

We have audited the accompanying Statement of Net Assets of Northbrook Variable Annuity Account (the "Account") as of December 31, 1996, and the related Statement of Operations for the year then ended and the Statement of Changes in Net Assets for each of the two years in the period ended December 31, 1996 of the Money Market, High Yield, Equity, Quality Income Plus, Strategist, Dividend Growth, Utilities, European Growth, Capital Growth, Global Dividend Growth and Pacific Growth portfolios that comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, of each of the portfolios comprising the Account, in conformity with generally accepted accounting principles.


/s/ DELOITTE & TOUCHE LLP



Chicago, Illinois
February 21, 1997

                      NORTHBROOK VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF NET ASSETS

                               DECEMBER 31, 1996

(Dollars and Shares in Thousands)

ASSETS
  Investments in the Dean Witter Variable Investment Series:
    Money Market Portfolio--23,228 shares (cost: $23,228).........................  $  23,228
    High Yield Portfolio--3,458 shares (cost: $26,192)............................     21,372
    Equity Portfolio--1,781 shares (cost: $35,557)................................     46,996
    Quality Income Plus Portfolio--2,587 shares (cost: $26,047)...................     26,825
    Strategist Portfolio--3,262 shares (cost: $36,251)............................     44,759
    Dividend Growth Portfolio--3,803 shares (cost: $42,129).......................     69,977
    Utilities Portfolio--1,806 shares (cost: $20,431).............................     27,711
    European Growth Portfolio--628 shares (cost: $9,310)..........................     13,545
    Capital Growth Portfolio--194 shares (cost: $2,484)...........................      3,228
    Global Dividend Growth Portfolio--773 shares (cost: $8,183)...................     10,155
    Pacific Growth Portfolio--523 shares (cost: $5,127)...........................      5,214
                                                                                    ---------
        Total assets..............................................................    293,010

LIABILITIES
  Payable to Northbrook Life Insurance Company:
    Accrued contract maintenance charges..........................................        103
                                                                                    ---------
        Net assets................................................................  $ 292,907
                                                                                    ---------
                                                                                    ---------

                       See notes to financial statements.

                      NORTHBROOK VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1996

                                                    DEAN WITTER VARIABLE INVESTMENT SERIES
                                     ---------------------------------------------------------------------
                                                                          QUALITY
                                       MONEY       HIGH                   INCOME                 DIVIDEND
                                      MARKET       YIELD      EQUITY       PLUS      STRATEGIST   GROWTH
(Dollars in Thousands)               PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                     ---------   ---------   ---------   ---------   ---------   ---------
INVESTMENT INCOME
  Dividends........................  $  1,123    $  3,344    $  6,122    $  2,335    $  1,377    $  4,008
  Charges from Northbrook Life
    Insurance Company:
    Mortality and expense risk.....      (250)       (234)       (536)       (340)       (505)       (772)
                                     ---------   ---------   ---------   ---------   ---------   ---------
  Net investment income............       873       3,110       5,586       1,995         872       3,236
REALIZED AND UNREALIZED (LOSSES)
  GAINS ON INVESTMENTS
  Realized (losses) gains from
    sales of investments
    Proceeds from sales............    17,704       6,914      22,315      17,824      18,150      27,068
    Cost of investments sold.......   (17,704)     (8,696)    (16,162)    (17,311)    (15,348)    (17,365)
                                     ---------   ---------   ---------   ---------   ---------   ---------
Net realized (losses) gains........     --         (1,782)      6,153         513       2,802       9,703
                                     ---------   ---------   ---------   ---------   ---------   ---------
CHANGE IN UNREALIZED GAINS
  (LOSSES).........................     --            901      (7,155)     (3,205)      1,949       2,544
                                     ---------   ---------   ---------   ---------   ---------   ---------
  Net (losses) gains on
    investments....................     --           (881)     (1,002)     (2,692)      4,751      12,247
                                     ---------   ---------   ---------   ---------   ---------   ---------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS.......................  $    873    $  2,229    $  4,584    $   (697)   $  5,623    $ 15,483
                                     ---------   ---------   ---------   ---------   ---------   ---------
                                     ---------   ---------   ---------   ---------   ---------   ---------

                       See notes to financial statements.

                                                    DEAN WITTER VARIABLE INVESTMENT SERIES
                                     ---------------------------------------------------------------------
                                                                          GLOBAL
                                                 EUROPEAN     CAPITAL    DIVIDEND     PACIFIC
                                     UTILITIES    GROWTH      GROWTH      GROWTH      GROWTH
                                     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     TOTAL
                                     ---------   ---------   ---------   ---------   ---------   ---------
INVESTMENT INCOME
  Dividends........................  $  1,254    $    832    $     82    $    567    $    190    $  21,234
  Charges from Northbrook Life
    Insurance Company:
    Mortality and expense risk.....      (351)       (130)        (38)       (108)        (69)      (3,333)
                                     ---------   ---------   ---------   ---------   ---------   ---------
  Net investment income............       903         702          44         459         121       17,901
REALIZED AND UNREALIZED (LOSSES)
GAINS ON INVESTMENTS
  Realized (losses) gains from
    sales of investments
    Proceeds from sales............    16,559       4,294       1,797       3,496       4,158      140,279
    Cost of investments sold.......   (12,598)     (3,242)     (1,392)     (2,948)     (4,022)    (116,788)
                                     ---------   ---------   ---------   ---------   ---------   ---------
Net realized (losses) gains........     3,961       1,052         405         548         136       23,491
                                     ---------   ---------   ---------   ---------   ---------   ---------
CHANGE IN UNREALIZED GAINS
(LOSSES)...........................    (2,983)      1,482         (68)        674          10       (5,851)
                                     ---------   ---------   ---------   ---------   ---------   ---------
  Net (losses) gains on
    investments....................       978       2,534         337       1,222         146       17,640
                                     ---------   ---------   ---------   ---------   ---------   ---------
CHANGE IN NET ASSETS RESULTING FROM
OPERATIONS.........................  $  1,881    $  3,236    $    381    $  1,681    $    267    $  35,541
                                     ---------   ---------   ---------   ---------   ---------   ---------
                                     ---------   ---------   ---------   ---------   ---------   ---------


                       See notes to financial statements.

                      NORTHBROOK VARIABLE ANNUITY ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1996


                                                                       DEAN WITTER VARIABLE INVESTMENT SERIES
                                                    ----------------------------------------------------------------------------
                                                                                             QUALITY
                                                       MONEY        HIGH                     INCOME                   DIVIDEND
(Dollars and Units in Thousands, Except Value per     MARKET        YIELD       EQUITY        PLUS      STRATEGIST     GROWTH
Unit)                                                PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                    -----------  -----------  -----------  -----------  -----------  -----------
FROM OPERATIONS
  Net investment income...........................   $     873    $   3,110    $   5,586    $   1,995    $     872    $   3,236
  Net realized (losses) gains.....................      --           (1,782)       6,153          513        2,802        9,703
  Net change in unrealized gains (losses).........      --              901       (7,155)      (3,205)       1,949        2,544
                                                    -----------  -----------  -----------  -----------  -----------  -----------
    Change in net assets resulting from
      operations..................................         873        2,229        4,584         (697)       5,623       15,483
FROM CAPITAL TRANSACTIONS
  Deposits........................................         219          244          330           84          148          700
  Benefit payments................................        (359)        (426)        (242)        (599)      (1,172)        (344)
  Payments on termination.........................      (9,613)      (5,277)     (14,899)     (13,628)     (14,157)     (26,968)
  Contract maintenance charges....................         (14)         (18)         (29)         (12)         (32)         (47)
  Transfers among the portfolios and with the
    Fixed Account--net............................       5,038          101          (72)      (2,586)        (612)       1,315
                                                    -----------  -----------  -----------  -----------  -----------  -----------
    Change in net assets resulting from capital
      transactions................................      (4,729)      (5,376)     (14,912)     (16,741)     (15,825)     (25,344)
                                                    -----------  -----------  -----------  -----------  -----------  -----------
(DECREASE) INCREASE IN NET ASSETS.................      (3,856)      (3,147)     (10,328)     (17,438)     (10,202)      (9,861)
Net assets at beginning of period.................      27,075       24,512       57,307       44,254       54,945       79,814
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Net assets at end of period.......................   $  23,219    $  21,365    $  46,979    $  26,816    $  44,743    $  69,953
                                                    -----------  -----------  -----------  -----------  -----------  -----------
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value per unit at end of period.........   $   18.95    $   29.99    $   48.48    $   20.61    $   23.10    $   22.25
                                                    -----------  -----------  -----------  -----------  -----------  -----------
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Units outstanding at end of period................       1,225          712          969        1,301        1,937        3,144
                                                    -----------  -----------  -----------  -----------  -----------  -----------
                                                    -----------  -----------  -----------  -----------  -----------  -----------


                       See notes to financial statements.

                                                            DEAN WITTER VARIABLE INVESTMENT SERIES
                                          --------------------------------------------------------------------------
                                                                                   GLOBAL
                                                        EUROPEAN      CAPITAL     DIVIDEND      PACIFIC
(Dollars and Units in Thousands, Except    UTILITIES     GROWTH       GROWTH       GROWTH       GROWTH
Value per Unit)                            PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO     TOTAL
                                          -----------  -----------  -----------  -----------  -----------  ---------
FROM OPERATIONS
  Net investment income.................   $     903    $     702    $      44    $     459    $     121   $  17,901
  Net realized (losses) gains...........       3,961        1,052          405          548          136      23,491
  Net change in unrealized gains
    (losses)............................      (2,983)       1,482          (68)         674           10      (5,851)
                                          -----------  -----------  -----------  -----------  -----------  ---------
    Change in net assets resulting from
      operations........................       1,881        3,236          381        1,681          267      35,541
FROM CAPITAL TRANSACTIONS
  Deposits..............................          40          307           55          267          124       2,518
  Benefit payments......................        (264)         (47)      --              (50)         (26)     (3,529)
  Payments on termination...............     (11,314)      (3,682)      (1,175)      (2,940)      (2,548)   (106,201)
  Contract maintenance charges..........         (17)          (7)          (2)          (5)          (3)       (186)
  Transfers among the portfolios and
    with the Fixed Account--net.........      (4,294)       1,188           74          950        1,508       2,610
                                          -----------  -----------  -----------  -----------  -----------  ---------
    Change in net assets resulting from
      capital transactions..............     (15,849)      (2,241)      (1,048)      (1,778)        (945)   (104,788)
                                          -----------  -----------  -----------  -----------  -----------  ---------
(DECREASE) INCREASE IN NET ASSETS.......     (13,968)         995         (667)         (97)        (678)    (69,247)
Net assets at beginning of period.......      41,668       12,547        3,893       10,249        5,890     362,154
                                          -----------  -----------  -----------  -----------  -----------  ---------
Net assets at end of period.............   $  27,700    $  13,542    $   3,226    $  10,152    $   5,212   $ 292,907
                                          -----------  -----------  -----------  -----------  -----------  ---------
                                          -----------  -----------  -----------  -----------  -----------  ---------
Net asset value per unit at end of
period..................................   $   19.51    $   24.84    $   16.76    $   13.98    $    9.96
                                          -----------  -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------  -----------
Units outstanding at end of period......       1,420          545          193          726          523
                                          -----------  -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------  -----------



                       See notes to financial statements.

                      NORTHBROOK VARIABLE ANNUITY ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1995


                                                    DEAN WITTER VARIABLE INVESTMENT SERIES
                                     ---------------------------------------------------------------------
                                                                          QUALITY
                                       MONEY       HIGH                   INCOME                 DIVIDEND
(Dollars and Units in Thousands,      MARKET       YIELD      EQUITY       PLUS      STRATEGIST   GROWTH
Except Value per Unit)               PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                     ---------   ---------   ---------   ---------   ---------   ---------
FROM OPERATIONS
  Net investment income............  $  1,547    $  2,871    $     63    $  2,488    $  5,204    $  2,902
  Net realized (losses) gains......     --         (2,747)      3,990         442       2,986       3,912
  Net change in unrealized gains
    (losses).......................     --          3,290      14,353       6,444      (3,230)     16,029
                                     ---------   ---------   ---------   ---------   ---------   ---------
    Change in net assets resulting
      from operations..............     1,547       3,414      18,406       9,374       4,960      22,843
FROM CAPITAL TRANSACTIONS
  Deposits.........................       250         207         307         317         160         768
  Benefit payments.................      (398)       (749)       (485)       (698)       (698)       (648)
  Payments on termination..........   (12,791)     (6,897)    (13,097)    (12,503)    (20,203)    (15,665)
  Contract maintenance charges.....       (19)        (24)        (44)        (27)        (47)        (62)
  Transfers among the portfolios
    and with the Fixed
    Account--net...................    (3,451)         (1)      1,172       1,526      (4,038)      2,374
                                     ---------   ---------   ---------   ---------   ---------   ---------
    Change in net assets resulting
      from capital transactions....   (16,409)     (7,464)    (12,147)    (11,385)    (24,826)    (13,233)
                                     ---------   ---------   ---------   ---------   ---------   ---------
(DECREASE) INCREASE IN NET
  ASSETS...........................   (14,862)     (4,050)      6,259      (2,011)    (19,866)      9,610
Net assets at beginning of
  period...........................    41,937      28,562      51,048      46,265      74,811      70,204
                                     ---------   ---------   ---------   ---------   ---------   ---------
Net assets at end of period........  $ 27,075    $ 24,512    $ 57,307    $ 44,254    $ 54,945    $ 79,814
                                     ---------   ---------   ---------   ---------   ---------   ---------
                                     ---------   ---------   ---------   ---------   ---------   ---------
Net asset value per unit at end of
  period...........................  $  18.22    $  27.06    $  43.59    $  20.50    $  20.28    $  18.13
                                     ---------   ---------   ---------   ---------   ---------   ---------
                                     ---------   ---------   ---------   ---------   ---------   ---------
Units outstanding at end of
  period...........................     1,486         906       1,315       2,159       2,708       4,403
                                     ---------   ---------   ---------   ---------   ---------   ---------
                                     ---------   ---------   ---------   ---------   ---------   ---------


                       See notes to financial statements.

                                                    DEAN WITTER VARIABLE INVESTMENT SERIES
                                     ---------------------------------------------------------------------
                                                                          GLOBAL
                                                 EUROPEAN     CAPITAL    DIVIDEND     PACIFIC
(Dollars and Units in Thousands,     UTILITIES    GROWTH      GROWTH      GROWTH      GROWTH
Except Value per Unit)               PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     TOTAL
                                     ---------   ---------   ---------   ---------   ---------   ---------
FROM OPERATIONS
  Net investment income............  $  1,370    $    455    $    (15)   $    150    $     (6)   $  17,029
  Net realized (losses) gains......     1,970         965         233         148        (156)      11,743
  Net change in unrealized gains
    (losses).......................     6,470       1,459         826       1,500         349       47,490
                                     ---------   ---------   ---------   ---------   ---------   ---------
    Change in net assets resulting
      from operations..............     9,810       2,879       1,044       1,798         187       76,262
FROM CAPITAL TRANSACTIONS
  Deposits.........................       228         142          58         240         122        2,799
  Benefit payments.................      (418)        (51)        (23)      --          --          (4,168)
  Payments on termination..........    (8,812)     (3,042)     (1,292)     (2,452)     (1,581)     (98,335)
  Contract maintenance charges.....       (30)         (8)         (3)         (7)         (4)        (275)
  Transfers among the portfolios
    and with the Fixed
    Account--net...................       820        (823)        403       1,207       1,206          395
                                     ---------   ---------   ---------   ---------   ---------   ---------
    Change in net assets resulting
      from capital transactions....    (8,212)     (3,782)       (857)     (1,012)       (257)     (99,584)
                                     ---------   ---------   ---------   ---------   ---------   ---------
(DECREASE) INCREASE IN NET
ASSETS.............................     1,598        (903)        187         786         (70)     (23,322)
Net assets at beginning of
period.............................    40,070      13,450       3,706       9,463       5,960      385,476
                                     ---------   ---------   ---------   ---------   ---------   ---------
Net assets at end of period........  $ 41,668    $ 12,547    $  3,893    $ 10,249    $  5,890    $ 362,154
                                     ---------   ---------   ---------   ---------   ---------   ---------
                                     ---------   ---------   ---------   ---------   ---------   ---------
Net asset value per unit at end of
period.............................  $  18.13    $  19.30    $  15.18    $  12.01    $   9.68
                                     ---------   ---------   ---------   ---------   ---------
                                     ---------   ---------   ---------   ---------   ---------
Units outstanding at end of
period.............................     2,298         650         256         853         608
                                     ---------   ---------   ---------   ---------   ---------
                                     ---------   ---------   ---------   ---------   ---------



                       See notes to financial statements.

                      NORTHBROOK VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                          YEAR ENDED DECEMBER 31, 1996

1. ORGANIZATION

    Northbrook Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Northbrook Life Insurance Company ("Northbrook Life"). The assets of the Account are legally segregated from those of Northbrook Life. Northbrook Life is wholly owned by Allstate Life Insurance Company ("Allstate Life"), a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), which is wholly owned by The Allstate Corporation (the "Corporation").

    Northbrook Life writes certain annuity contracts, the proceeds of which are invested at the direction of the contractholder. Contractholders primarily invest in units of the portfolios comprising the Account, for which they bear all of the investment risk, but may also invest in the general account of Northbrook Life ("Fixed Account"). The Account, in turn, invests solely in shares of the portfolios of the Dean Witter Variable Investment Series ("Fund"). The Account accepts additional deposits from existing contractholders, but is closed to new customers. Northbrook Life provides administrative and insurance services to the Account for a fee.


    Dean Witter Reynolds, Inc. ("Dean Witter"), a wholly owned subsidiary of Dean Witter, Discover and Co., is the sole distributor of Northbrook Life's flexible premium deferred variable annuity contracts and certain single and flexible premium annuities. Dean Witter InterCapital, Inc. ("InterCapital"), a wholly owned subsidiary of Dean Witter, Discover and Co., is the investment manager for the Fund. In October 1993, Allstate Life and Northbrook Life announced a strategic alliance to develop, market and distribute proprietary annuity and life insurance products through Dean Witter account executives. InterCapital receives investment management fees from the Fund.


    Effective September 1, 1995, the name of the Managed Assets Portfolio of the Fund changed to the Strategist Portfolio. While certain of the investment policies of the portfolio have changed, the overall investment strategy has remained the same.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    VALUATION OF INVESTMENTS

    Investments consist of shares in the portfolios of the Fund, and are stated at fair value based on quoted market prices.

    RECOGNITION OF INVESTMENT INCOME

    Investment income consists of dividends declared by the portfolios of the Fund, and is recognized on the date of record.

    REALIZED GAINS AND LOSSES

    Realized gains and losses represent the difference between the proceeds from sales of shares by the Account and the cost of such shares, which is determined on a weighted average basis.

    CONTRACTHOLDER ACCOUNT ACTIVITY

    Account activity is reflected in individual contractholder accounts on a daily basis.

    FEDERAL INCOME TAXES

    Net Investment income and realized gains and losses on investments of the Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded.

                      NORTHBROOK VARIABLE ANNUITY ACCOUNT

                          YEAR ENDED DECEMBER 31, 1996

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    ACCOUNT VALUES

    Certain calculations that could be made in the financial statements may differ from published amounts due to truncation of actual Account values.

3. CONTRACT MAINTENANCE AND MORTALITY AND EXPENSE RISK CHARGES

    For each year or portion of a year a contract is in effect, Northbrook Life deducts a fixed annual contract maintenance charge of $30 as reimbursement for expenses related to the maintenance of each contract and the Account. The amount of this charge is guaranteed not to increase over the life of the contract.

    Northbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate, on an annual basis, equal to 1.0% of the daily net assets of the Account. Northbrook Life guarantees that the amount of this charge will not increase over the life of the contract.

4. FINANCIAL INSTRUMENTS

    The investments of the Separate Accounts are carried at fair value, based upon quoted market prices. Accrued contract maintenance charges are of a short term nature. It is assumed that their carrying value approximates fair value.

                      NORTHBROOK VARIABLE ANNUITY ACCOUNT

                          YEAR ENDED DECEMBER 31, 1996


5. UNITS ISSUED AND REDEEMED


    Units issued and redeemed by the Account during 1996 were as follows:

                                                                       DEAN WITTER VARIABLE INVESTMENT SERIES
                                                           ---------------------------------------------------------------
                                                              MONEY                                 QUALITY
                                                             MARKET     HIGH YIELD     EQUITY     INCOME PLUS  STRATEGIST
(Units in thousands)                                        PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                           -----------  -----------  -----------  -----------  -----------
UNITS OUTSTANDING AT BEGINNING OF PERIOD.................       1,486          906        1,315        2,159        2,708
Unit activity during 1996:
  Issued.................................................         850           78          194           37           84
  Redeemed...............................................      (1,111)        (272)        (540)        (895)        (855)
                                                           -----------         ---        -----        -----        -----
UNITS OUTSTANDING AT END OF PERIOD.......................       1,225          712          969        1,301        1,937
                                                           -----------         ---        -----        -----        -----
                                                           -----------         ---        -----        -----        -----

UNITS REDEEMED INCLUDES UNITS DEDUCTED FOR ACCRUED CONTRACT MAINTENANCE CHARGES.

                                                                       DEAN WITTER VARIABLE INVESTMENT SERIES
                                                    ----------------------------------------------------------------------------
                                                                                                          GLOBAL
                                                     DIVIDEND                  EUROPEAN      CAPITAL     DIVIDEND      PACIFIC
                                                      GROWTH      UTILITIES     GROWTH       GROWTH       GROWTH       GROWTH
(Units in thousands)                                 PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                    -----------  -----------  -----------  -----------  -----------  -----------
UNITS OUTSTANDING AT BEGINNING OF PERIOD..........       4,403        2,298          650          256          853          608
Unit activity during 1996:
  Issued..........................................         282           38          136           49          179          344
  Redeemed........................................      (1,541)        (916)        (241)        (112)        (306)        (429)
                                                    -----------       -----          ---          ---          ---          ---
UNITS OUTSTANDING AT END OF PERIOD................       3,144        1,420          545          193          726          523
                                                    -----------       -----          ---          ---          ---          ---
                                                    -----------       -----          ---          ---          ---          ---


UNITS REDEEMED INCLUDES UNITS DEDUCTED FOR ACCRUED CONTRACT MAINTENANCE CHARGES.

                                     PART C
                               OTHER INFORMATION

24A. FINANCIAL STATEMENTS

    PART B: Northbrook Life Insurance Company Financial Schedules
            Northbrook Variable Annuity Account

24B. EXHIBITS

    The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:


 (1)       Form of Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account*
 (2)       Not Applicable
 (3)(a)    Underwriting Agreement**
    (b)    Form of General Agency Agreement**
 (4)       Specimen Contract***
 (5)       Form of application for a Contract***
 (6)(a)    Articles of Incorporation of Northbrook Life Insurance Company**
    (b)    By-laws of Northbrook Life Insurance Company**
 (7)       Not applicable
 (8)       Participation Agreement****
 (9)       Opinion of Robert S. Seiler, Senior Vice President, Secretary and General Counsel of
           Northbrook Life Insurance Company***
(10)(a)    Consent of Accountants
    (b)    Consent of Attorneys**
(11)       Not applicable
(12)       Form of Agreement to Purchase Shares**
(13)       Performance Data Calculations
(14)       Financial Data Schedule*****
(99)       Powers of Attorney*


------------------------
   * Previously filed in Form N-4 Registration Statement No. 2-82511 dated December 31, 1996.

  ** Previously filed in Form N-4 Registration Statement No. 33-35412 dated December 31, 1996 and incorporated by reference.

 *** Previously filed in Form N-4 Registration Statement No. 2-82511, dated June 15, 1990 and incorporated by reference.

**** Previously filed in Form N-4 Registration Statement No. 2-82511 dated May 1, 1996 and incorporated by reference.

***** Previously filed in Depositor's Form 10-K filed March 31, 1997.

25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS
          ADDRESS                     POSITION AND OFFICE WITH DEPOSITOR OF THE TRUST
---------------------------  ------------------------------------------------------------------
Louis G. Lower, II           Chairman of the Board of Directors and Chief Executive Officer
Michael J. Velotta           Director, Vice President, Secretary and General Counsel
Peter H. Heckman             Director, President and Chief Operating Officer
Marla G. Friedman            Vice President
John R. Hunter               Director and Assistant Vice President
Kevin R. Slawin              Director and Vice President
Casey J. Sylla               Director and Chief Investment Officer
James P. Zils                Treasurer
Keith Hauschildt             Assistant Vice President and Controller
Sarah R. Donahue             Assistant Vice President
Ronald Johnson               Assistant Vice President
Barry S. Paul                Assistant Vice President
Emma M. Kalaidjian           Assistant Secretary
Paul N. Kierig               Assistant Secretary
Mary J. McGinn               Assistant Secretary
Robert N. Roeters            Assistant Vice President
Theodore A. Schnell          Assistant Vice President, Assistant Secretary and Assistant
                              Treasurer
Brenda D. Sneed              Assistant Secretary and Assistant General Counsel
C. Nelson Strom              Assistant Vice President and Corporate Actuary
Charles F. Thalheimer        Assistant Vice President
Steven E. Shebik             Assistant Treasurer

    The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

    See 10-K Commission File #1-11840, The Allstate Corporation.

27.  NUMBER OF CONTRACT OWNERS


    As of February 28, 1996 there were in force 596 qualified and 5,735 non-qualified contracts. The Registrant began operations on February 14, 1983.


28.  INDEMNIFICATION

    The General Agency Agreement (Exhibit 3(b)) has a provision in which Northbrook Life agrees to indemnify Dean Witter Reynolds as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Northbrook Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

    Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A.  RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

    Dean Witter Distributors Inc. is the principal underwriter for the following investment companies:

Dean Witter Liquid Asset Fund Inc.

Dean Witter Tax-Free Daily Income Trust

Dean Witter California Tax-Free Daily Income Trust

Dean Witter Retirement Series

Dean Witter Dividend Growth Securities Inc.

Dean Witter Natural Resource Development
 Securities Inc.

Dean Witter World Wide Investment Trust

Dean Witter Capital Growth Securities

Dean Witter Convertible Securities Trust

Dean Witter Federal Securities Trust

Active Assets Tax-Free Trust

Active Assets Money Trust

Active Assets California Tax-Free Trust

Active Assets Government Securities Trust

Dean Witter Short-Term Bond Fund

Dean Witter Mid-Cap Growth Fund

Dean Witter U.S. Government Securities Trust

Dean Witter High Yield Securities Inc.

Dean Witter New York Tax-Free Income Fund

Dean Witter Tax-Exempt Securities Trust

Dean Witter California Tax-Free Income Fund

Dean Witter Limited Term Municipal Trust

Dean Witter World Wide Income Trust

Dean Witter Utilities Fund

Dean Witter Strategist Fund

Dean Witter New York Municipal Money Market
 Trust

Dean Witter Intermediate Income Securities
  Prime Income Trust

Dean Witter European Growth Fund Inc.

Dean Witter Developing Growth Securities Trust

Dean Witter Precious Metal and Minerals Trust

Dean Witter Pacific Growth Fund Inc.

Dean Witter Multi-State Municipal Series Trust

Dean Witter Federal Securities Trust

Dean Witter Short-Term U.S. Treasury Trust

Dean Witter Diversified Income Trust

Dean Witter Health Sciences Trust

Dean Witter Global Dividend Growth Securities

Dean Witter American Value Fund

Dean Witter U.S. Government Money Market
  Trust

Dean Witter Short-Term Income Fund Inc.

Dean Witter Premier Income Trust

Dean Witter Value-Added Market Series

Dean Witter Global Utilities Fund

Dean Witter High Income Securities

Dean Witter National Municipal Trust

Dean Witter International SmallCap Fund

Dean Witter Global Asset Allocation

Dean Witter Balanced Income Fund

Dean Witter Balanced Growth Fund

Dean Witter Hawaii Municipal Trust

Dean Witter Capital Appreciation Fund

Dean Witter Intermediate Term U.S. Treasury
  Trust

Dean Witter Information Fund

Dean Witter Japan Fund

Dean Witter Income Builder Fund

Dean Witter Special Value Fund

TCW/DW Core Equity Trust

TCW/DW North American Government Income
 Trust

TCW/DW Latin American Growth Fund

TCW/DW Income and Growth Fund

TCW/DW Small Cap Growth Fund

TCW/DW Balanced Fund

TCW/DW Mid-Cap Equity Trust

TCW/DW Total Return Trust

TCW/DW Global Telecom Trust

TCW/DW Stategic Income Trust

29B.  PRINCIPAL UNDERWRITER


NAME AND PRINCIPAL BUSINESS
ADDRESS OF EACH SUCH PERSON                             POSITIONS AND OFFICES WITH UNDERWRITER
----------------------------  ------------------------------------------------------------------------------------------
Dean  Witter  Reynolds  Inc.  Underwriter
("Dean Witter")
Philip J. Purcell             Chairman, Chief Executive Officer and Director
Richard M. DeMartini          President and Chief Operating Officer, and Director, Dean Witter Capital
James F. Higgins              President and Chief Operating Officer, and Director, Dean Witter Financial
Stephen R. Miller             Senior Executive Vice President and Director
Raymond J. Drop               Executive Vice President
Robert J. Dwyer               Executive Vice President, National Sales Director and Director
Christine A. Edwards          Executive Vice President, Secretary, General Counsel and Director
Charles A. Fiumefreddo        Executive Vice President and Director
Frederick J. Frohne           Executive Vice President
Alfred J. Golden              Executive Vice President
E. Davisson Hardman, Jr.      Executive Vice President
Mitchell M. Merin             Executive Vice President, Chief Administrative Officer and Director
Laurence E. Mollner           Executive Vice President
Jeremiah A. Mullins           Executive Vice President
Richard F. Powers, III        Executive Vice President and Director
John H. Schaefer              Executive Vice President
Thomas C. Schneider           Executive Vice President, Chief Financial Officer and Director
Robert B. Sculthorpe          Executive Vice President
William B. Smith              Executive Vice President and Director
Samuel H. Wolcott, III        Executive Vice President
Anthony Basile                Senior Vice President
Ronald T. Carman              Senior Vice President, Associate General Counsel and Assistant Secretary
Michael T. Cunningham         Senior Vice President
Mary E. Curran                Senior Vice President
David Diaz                    Senior Vice President
Raymond P. Douglas            Senior Vice President
Paul J. Dubow                 Senior Vice President and Deputy General Counsel
Michael T. Gregg              Senior Vice President and Deputy General Counsel
Erick R. Holt                 Senior Vice President and Assistant Secretary
Birendra Kumar                Senior Vice President and Treasurer

NAME AND PRINCIPAL BUSINESS
ADDRESS OF EACH SUCH PERSON                             POSITIONS AND OFFICES WITH UNDERWRITER
----------------------------  ------------------------------------------------------------------------------------------
George R. Ross                Senior Vice President
Robert P. Seass               Senior Vice President
Joseph G. Siniscalchi         Senior Vice President and Controller, Dean Witter Financial
Michael H. Stone              Senior Vice President
Lawrence Volpe                Senior Vice President and Controller, Dean Witter Reynolds Inc.
                               and Dean Witter Capital
Lorena J. Kern                Senior Vice President
Kathryn M. McNamara           Senior Vice President and Director of Governmental Affairs
Michael D. Browne             Assistant Secretary
Linda M. Butler               Assistant Secretary
Marilyn Cranney               Assistant Secretary
Sheldon Curtis                Assistant Secretary
Barry Fink                    Assistant Secretary
Sabrina Hurley                Assistant Secretary
Barbara B. Kiley              Assistant Secretary

    The principal address of Dean Witter is Two World Trade Center, New York, New York 10048.

29C.  COMPENSATION OF DEAN WITTER

    The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


      (1)             (2)            (3)             (4)            (5)
                      NET        COMPENSATION
                 UNDERWRITING   OR REDEMPTION
    NAME OF      DISCOUNTS AND        OR          BROKERAGE
   PRINCIPAL      COMMISSIONS   ANNUITIZATION    COMMISSIONS    COMPENSATION
---------------  -------------  --------------  -------------  --------------
Dean Witter
Reynolds Inc.                                    $  149,521


30.  LOCATION OF ACCOUNTS AND RECORDS

    Michael J. Velotta
    Northbrook Life Insurance Company
    3100 Sanders Road
    Northbrook, Illinois 60062

31.  MANAGEMENT SERVICES

    None

32.  UNDERTAKINGS

    The Registrant promises to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

33.  REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

    The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

34.  REPRESENTATION REGARDING CONTRACT EXPENSES


    Northbrook Life Insurance Company ("Northbrook Life") represents that the fees and charges deducted under the Individual Variable Annuity Contracts hereby registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Northbrook Life.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Northbrook Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on this 10th day of April 1997.



       NORTHBROOK VARIABLE ANNUITY ACCOUNT
                 (REGISTRANT)
                                         BY:  NORTHBROOK LIFE INSURANCE COMPANY
                                                       (DEPOSITOR)


(SEAL)       /s/ BRENDA D. SNEED                   /s/ MICHAEL J. VELOTTA
Attest: ------------------------------  By:  ----------------------------------
               Brenda D. Sneed                       Michael J. Velotta
           Assistant Secretary and             Vice President, Secretary and
          Assistant General Counsel                   General Counsel

    As required by the Securities Act of 1933, this Registration Statement has been duly signed below by the following Directors and Officers of Northbrook Life Insurance Company on this 10th day of April 1997.

                                      Chairman of the Board of
         */LOUIS G. LOWER, II          Directors and Chief
-----------------------------------    Executive Officer
           Louis G. Lower, II          (Principal Executive
                                       Officer)

       /s/ MICHAEL J. VELOTTA         Vice President,
-----------------------------------    Secretary, General
           Michael J. Velotta          Counsel and Director

        */PETER H. HECKMAN           President, Chief
-----------------------------------    Operating Officer and
          Peter H. Heckman             Director

       */JOHN R. HUNTER              Assistant Vice
-----------------------------------    President and
         John R. Hunter                Director

        */KEVIN R. SLAWIN             Vice President
-----------------------------------    and Director, (Principal
          Kevin R. Slawin             Financial Officer)

        */CASEY J. SYLLA
-----------------------------------   Chief Investment Officer
          Casey J. Sylla               and Director

       */MARLA G. FRIEDMAN            Vice President
-----------------------------------
         Marla G. Friedman

       */KAREN C. GARDNER             Vice President
-----------------------------------
         Karen C. Gardner

       */JAMES P. ZILS
-----------------------------------   Treasurer
         James P. Zils

        */KEITH A. HAUSCHILDT
-----------------------------------   Assistant Vice President
          Keith A. Hauschildt          and Controller, (Principal
                                       Accounting Officer)

 */ By Michael J. Velotta, pursuant to Power of Attorney, previously filed.